PROSPECTUS

                      THE ALLIANZ OPPORTUNITY[{R}] NEW YORK
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                   ALLIANZ LIFE[{R}] OF NY VARIABLE ACCOUNT C
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the value of the Contract and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

The Contract offers two optional Guaranteed Benefit Packages (GBPs). Each GBP includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB) and both GBPs carry a higher Contract expense. We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The Contract also provides a bonus of 6% on each Purchase Payment we receive before the older Owner's 81st birthday and before you exercise the GPWB (if applicable).

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting provided by Rule 12h-7 under that Act.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.

Dated: April 27, 2009

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. The general account Investment Choices are not available if you select a GBP. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund


BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] BlackRock Growth Fund
AZL[{R}] Money Market Fund
BlackRock Global Allocation V.I. Fund


COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
AZL[{R}] Columbia Technology Fund
DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]
DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
FIRST TRUST
AZL[{R}] First Trust Target Double Play Fund


FRANKLIN TEMPLETON
AZL[{R}] Franklin Small Cap Value Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund



FUND OF FUNDS
AZL[{R}] Fusion Balanced Fund
AZL[{R}] Fusion Growth Fund
AZL[{R}] Fusion Moderate Fund


JENNISON
AZL[{R}] Jennison 20/20 Focus Fund
J.P. MORGAN
AZL[{R}] JPMorgan Large Cap Equity Fund
AZL[{R}] JPMorgan U.S. Equity Fund
NICHOLAS-APPLEGATE
AZL[{R}] NACM International Fund


OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]


OPPENHEIMER FUNDS
AZL[{R}] Oppenheimer Global Fund
AZL[{R}] Oppenheimer International Growth Fund
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]


PIMCO
AZL[{R}] PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS[{R}] Growth and Income Portfolio[(4)]
PIMCO VIT Total Return Portfolio


PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio
SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
AZL[{R}] Schroder International Small Cap Fund
SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)]
TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund
TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund
VAN KAMPEN
AZL[{R}] Van Kampen Comstock Fund
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Franchise Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund

(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.
(4)The fund will be liquidated on or about July 17, 2009 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the liquidation, please see the PIMCO VIT StocksPLUS Growth and Income Portfolio prospectus. Any Contract Value remaining in the Investment Option at the time the fund is liquidated will be transferred to the AZL Money Market Fund.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options5
  Examples........................6
1.THE VARIABLE ANNUITY CONTRACT...7
  Ownership.......................8
2.THE ANNUITY PHASE...............9
  Income Date.....................9
  Partial Annuitization...........9
  Annuity Options................10
  Traditional Annuity Payments...12
  Guaranteed Minimum Income Benefits (GMIBs)13
  Taxation of GMIB Payments......14
  Amount Used To Calculate GMIB Payments14
  Traditional GMIB Value.........15
  Enhanced GMIB Value............15
3.PURCHASE.......................18
  Purchase Payments..............18
  Bonus..........................18
  Automatic Investment Plan (AIP)19
  Allocation of Purchase Payments19
  Tax-Free Section 1035 Exchanges20
  Faxed Applications.............20
  Free Look/Right to Examine.....20
  Accumulation Units/Computing the Contract Value20
4.INVESTMENT OPTIONS.............21
  Substitution and Limitation on Further Investments29
  Transfers......................30
  Excessive Trading and Market Timing31
  Dollar Cost Averaging (DCA) Program33
  Flexible Rebalancing...........33
  Financial Advisers - Asset Allocation Programs33
  Voting Privileges..............34
5.OUR GENERAL ACCOUNT............34
6.EXPENSES.......................35
  Mortality and Expense Risk (M&E) Charges35
  Contract Maintenance Charge....35
  Withdrawal Charge..............36
  Transfer Fee...................38
  Premium Taxes..................38
  Income Taxes...................38
  Investment Option Expenses.....38
7.TAXES..........................39
  Annuity Contracts in General...39
  Qualified Contracts............39
  Multiple Contracts.............40
  Partial 1035 Exchanges.........40
  Distributions - Non-Qualified Contracts41
  Distributions - Qualified Contracts42
  Assignments, Pledges and Gratuitous Transfers43
  Death Benefits.................43
  Withholding....................43
  Federal Estate Taxes...........43
  Generation-Skipping Transfer Tax43
  Foreign Tax Credits............43
  Annuity Purchases by Nonresident Aliens and Foreign Corporations43
  Possible Tax Law Changes.......44
  Diversification................44
  Required Distributions.........44
8.ACCESS TO YOUR MONEY...........44
  Partial Withdrawal Privilege...45
  Guaranteed Partial Withdrawal Benefits (GPWBs)46
  GPWB Payments..................48
  Taxation of GPWB Payments......49
  Systematic Withdrawal Program..49
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 50
  Suspension of Payments or Transfers50
9.ILLUSTRATIONS..................50
10.DEATH BENEFIT.................51
  Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)51 Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB)51
  Termination of the Death Benefit52
  Death of the Owner Under Inherited IRA Contracts52
  Death of the Owner and/or Annuitant Under All Other Contracts53
  Death Benefit Payment Options..56
11.OTHER INFORMATION.............57
  Allianz Life of New York.......57
  The Separate Account...........57
  Distribution...................57
  Additional Credits for Certain Groups59
  Administration/Allianz Service Center59
  Legal Proceedings..............59
  Financial Statements...........59
12.GLOSSARY......................59
13.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)61 14.PRIVACY AND SECURITY STATEMENT62
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION64 APPENDIX B - CONDENSED FINANCIAL INFORMATION69
APPENDIX C - GMIB AND GPWB VALUE CALCULATION EXAMPLES79
APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES81
APPENDIX E - WITHDRAWAL CHARGE EXAMPLES82
FOR SERVICE OR MORE INFORMATION..84

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

The following is a list of common abbreviations used in this prospectus:

AIA   =  ANNUAL INCREASE AMOUNT            GMIB  =  GUARANTEED MINIMUM INCOME BENEFIT
GBP   =  GUARANTEED BENEFIT PACKAGE        GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
GMDB  =  GUARANTEED MINIMUM DEATH BENEFIT  MAV   =  MAXIMUM ANNIVERSARY VALUE

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                  8.5%
                                1                                  8.5%
                                2                                  8.5%
                                3                                  8.0%
                                4                                  7.0%
                                5                                  6.0%
                                6                                  5.0%
                                7                                  4.0%
                                8                                  3.0%
                         9 years or more                           0.0%

TRANSFER FEE[(3)......................]      $25

PREMIUM TAXES[(4)]...........0% to 3.5%
(as a percentage of each Purchase Payment)

 (1)The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the current Contract Year under the partial withdrawal privilege or as a RMD payment. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.
(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any withdrawals from the Contract.
(3)The first twelve transfers in a Contract Year are free. Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(4)Although New York does not currently impose a premium tax, we reserve the right to collect that tax if imposed by New York in the future. If your Contract is subject to a premium tax, it is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(5)]....$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES[(6)]
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                              M&E CHARGES
                  NO GBP TRADITIONAL GBP ENHANCED GBP
 Traditional GMDB 1.90%       2.10%         2.60%
 Enhanced GMDB    2.10%       2.25%         2.75%

The Traditional GBP consists of:
o The Traditional GMIB, and
o The Traditional GPWB.

The Enhanced GBP consists of:
o The Enhanced GMIB, and
o The Enhanced GPWB.

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(7)]....$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.
  M&E CHARGE......................1.90%

(5)We waive the contract maintenance charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(6)If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.
(7)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                   MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                  0.63%   1.93%
 (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown. The expenses shown in these examples do not show the effect of any expenses assessed against the bonus.

The entire $30 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $100,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000.

Transfer fees may apply, but are not reflected in these examples. Bonus amounts are also not reflected in these examples. If bonus amounts were included, expenses would be higher.

For additional information, see section 6, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) The Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest M&E charge of 2.75%).
  b) The Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.90%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)  $1,349 $2,351  $3,209   $5,056
                                                        b)  $1,265 $2,109  $2,822   $4,362
                                                        a)  $1,221 $1,979  $2,610   $3,967
                                                        b)  $1,136 $1,728  $2,195   $3,166

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $499  $1,501  $2,509   $5,056
                                                        b)   $415  $1,259  $2,122   $4,362
                                                        a)   $371  $1,129  $1,910   $3,967
                                                        b)   $286   $878   $1,495   $3,166

* Traditional Annuity Payments are not available until 13 months after your Issue Date, and GMIB Payments are not available until the tenth Contract Anniversary.

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest M&E charges. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life of New York), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. For Contracts with a GBP, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning on the tenth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

* GMIB Payments are not available under a Partial Annuitization.

Your Investment Choices include the Investment Options and, if you do not select a GBP (which includes a GMIB and a GPWB), they also include any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose Contract Value based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

The only general account Investment Choice available during the Accumulation Phase is the DCA Fixed Option. HOWEVER, THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GBP. If you select the DCA Fixed Option, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

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2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

* GMIB Payments are not available under a Partial Annuitization.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS (WHICH INCLUDES GPWB PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after 13 months. GMIB Payments are not available under a Partial Annuitization. Partial Annuitizations are not available after you exercise the GPWB (if applicable) or after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Traditional Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with a GBP, it will also decrease the GMIB and GPWB values. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. For more information, see section 2, Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs); section 6, Expenses - Withdrawal Charge; section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits (GPWBs); and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments

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                                       10

we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. Under a Partial Annuitization, this Annuity Option is only available for variable payouts; fixed Partial Annuitizations are not allowed.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

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OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Traditional Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Traditional Annuity Payment.
  (F)= Number of variable Traditional Annuity Payments made since the Income
       Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE IF YOU SELECT AN OPTIONAL GBP AND ELECT TO RECEIVE GMIB PAYMENTS BASED ON THE GMIB VALUE, OR IF YOU EXERCISE THE GPWB AND ELECT TO STOP GPWB PAYMENTS AND INSTEAD RECEIVE FIXED ANNUITY PAYMENTS BASED ON YOUR REMAINING GPWB VALUE. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments to the Payee for the rest of the specified period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

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TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

Annuity Option 6 is only available if you select an optional GBP and:
o you request GMIB Payments based on the GMIB value; or
o if you exercise the GPWB and elect to stop GPWB Payments and instead request fixed Annuity Payments based on your remaining GPWB value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided for under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least ten Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Traditional Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment return (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

You can choose an AIR of either 3% or 4.5%. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.

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GUARANTEED MINIMUM INCOME BENEFITS (GMIBS)
The GMIBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs).

The Traditional GBP consists of:
o the Traditional GMIB, and
o the Traditional GPWB.

The Enhanced GBP consists of:
o the Enhanced GMIB, and
o the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.

All GBPs carry an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

You select a GBP at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age 80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.

We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. The GMIBs do not create Contract Value or guarantee the performance of any Investment Option. You will not receive the amount of the bonus credited on the parts of the GMIB value that are based on Purchase Payments.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE THEY MAY NOT BE APPROPRIATE IF
YOU:
o DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING
  PERIOD, OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR
  WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

The Contract offers a choice of two GBPs: the Traditional GBP where the GMIB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GMIB value is either the MAV, or the 7% AIA. THE GMIB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GMIB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GMIB VALUE BY EXERCISING THE GMIB. For more information, see the GMIB value discussions later in this section.

If you purchase this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.

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                                       14

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract
  Anniversary, beginning with the tenth Contract Anniversary.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option you select.
o If the Annuity Option you select involves a period certain, the duration of the period certain must be at least ten years.
o If you select Annuity Option 6, we will base the GMIB Payments on an interest rate of 1% per year.
o If you request GMIB Payments based on the 7% AIA, your available Annuity Options are restricted to Annuity Options 2 or 4, and the duration of the period certain must be at least ten years. Under the 7% AIA, we will base GMIB Payments on an interest rate of 1% per year and the mortality table specified in your endorsement.

Under the GMIB you can only take a Full Annuitization.

IF YOU EXERCISE THE GMIB:
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the M&E charge, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.90% M&E charge.
o The GPWB will terminate.
o The GMDB endorsement will terminate.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

BEFORE YOU EXERCISE THE GMIB, THE GMIB ENDORSEMENT WILL ONLY TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Contract termination.
o The Business Day before the Income Date that you take a Full
  Annuitization and request Traditional Annuity Payments.
o The Business Day the GMIB value and Contract Value are both zero.
o The date GPWB Payments begin.
o The death of the Owner, unless the spouse continues the Contract as the new Owner.

IF YOU EXERCISE THE GMIB, THE PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING:
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.

TAXATION OF GMIB PAYMENTS
GMIB Payments should be treated as annuity payments for tax purposes. For Non-Qualified Contracts, a portion of each GMIB Payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009
payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV, depending on the Annuity Option you select. In these instances, we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TRADITIONAL GMIB VALUE
If the Traditional GMIB was effective on the Issue Date, the Traditional GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to:
o total Purchase Payments received (not including any bonus), and
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn (including any bonus and withdrawal charge) for each traditional annuitization or withdrawal taken.

If the Traditional GMIB was effective after the Issue Date, the Traditional GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to:
o your Contract Value on the endorsement effective date,
o plus any additional Purchase Payments (not including any bonus) you made on or after the endorsement effective date,
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken on or after the endorsement effective date.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE TRADITIONAL GMIB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the GMIB value, we will deduct more than the amount annuitized or withdrawn from the GMIB value.

Please see Appendix C for examples of the calculations of the Traditional GMIB value.

ENHANCED GMIB VALUE
The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o the 7% AIA; or
o the MAV.

If the MAV is greater than the 7% AIA, the Enhanced GMIB value is equal to the MAV. If the 7% AIA is greater than the MAV, you may be able to decide whether to set the Enhanced GMIB value equal to the 7% AIA or the MAV.

THE 7% AIA MAY BE MORE LIMITED THAN THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

CALCULATING THE 7% AIA
The 7% AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date (not including any bonus).

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day, and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any bonus and withdrawal charge).

On each Contract Anniversary before the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments (not including any bonus) received in the first five Contract Years, and
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to each traditional Partial Annuitization or withdrawal (including any bonus and withdrawal charge) for each annuitization or withdrawal taken.
CALCULATING THE MAV
The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day (not including any bonus), and
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE 7% AIA OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

Please see Appendix C for examples of the calculations of the Enhanced GMIB value.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR TRADITIONAL GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO TOTAL PURCHASE PAYMENTS ADJUSTED FOR PARTIAL WITHDRAWALS AND PARTIAL ANNUITIZATIONS. YOUR ENHANCED GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO EITHER THE 5% AIA OR THE MAV. ONCE YOU EXERCISE THE GPWB, THE GPWB VALUE WILL STOP INCREASING, AND IT WILL DECREASE:
o on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GPWB endorsement terminates.

If you exercise the GPWB, you can elect to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value (including any bonus), less any withdrawal charges (available at any time).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (including any bonus), (available at any time).
o Request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in this section. For example, payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the M&E charge to 1.90% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the M&E charge on that portion of the Contract, and that portion of the Contract you applied to Annuity Payments will terminate as indicated in this section.

If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000, you can instead elect to:
o continue the Contract, or
o annuitize the remaining Contract Value.

If you elect to continue or annuitize the Contract, we will no longer assess the M&E charge associated with the GBP.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o The minimum initial payment we will accept is $35,000.
o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), and before you exercise the GPWB, if applicable.
o YOU CANNOT MAKE ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE
  INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE), AFTER YOU EXERCISE THE GPWB, OR AFTER THE OLDER OWNER TURNS AGE 81 (OR AFTER THE ANNUITANT TURNS AGE 81, IF THE CONTRACT IS OWNED BY A NON-INDIVIDUAL).
o The maximum total amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law.

BONUS
During the Accumulation Phase, we will credit each Purchase Payment we receive with a bonus of 6% at the time we receive your payment. We will allocate your bonus and Purchase Payment to the Investment Choices according to the selections you made at Contract issue. You cannot explicitly allocate your bonus separately from your Purchase Payments. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn.

We will credit the bonus to your Contract subject to the following terms.
o We treat all bonus amounts and any gains or losses attributable to the bonus as earnings under the Contract for purposes of income taxation and the withdrawal charge.
o All gains and losses attributable to bonus amounts and the bonus are part of your Contract Value.

The bonus is not included in any of the guaranteed benefits that are based on Purchase Payments but it is included in the guaranteed benefits that are based on Contract Value. We pay all bonus amounts from the general account assets of Allianz Life of New York.

Your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the free look/right-to-examine period, you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the Contract Value (which includes the bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the mortality and expense risk charge) associated with the bonus.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.

YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. We will allocate the bonus the same way as the corresponding Purchase Payment.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least ten Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing, as well as via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value (less any bonus) as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract, and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o The bonus rate is 6%.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of a subaccount Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,180 ($3,000 Purchase Payment plus $180 bonus amount) by $13.25 and credit your Contract on Wednesday night with 240 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009
investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

                               INVESTMENT OPTIONS

    INVESTMENT       NAME OF INVESTMENT OPTION   ASSET CATEGORY      OBJECTIVE(S)                   PRIMARY INVESTMENTS
MANAGEMENT COMPANY                                                                               (Normal market conditions)
       AND
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM International Equity  International  Long-term growth of     At least 80% of its assets in a diversified
Investment         Fund                              Equity     capital                 portfolio of international equity securities
Management                                                                              whose issuers are considered by the fund's
LLC/Invesco Aim                                                                         subadviser to have strong earnings momentum.
Capital
Management, Inc.


BLACKROCK
Managed by Allianz AZL BlackRock Capital          Large Growth  Long-term growth of     Invests at least 80% of total assets in
Investment         Appreciation Fund                            capital                 common and preferred stock and securities
Management                                                                              convertible into common and preferred stock
LLC/BlackRock                                                                           of mid-size and large-size companies.
Capital
Management, Inc.
                   AZL BlackRock Growth Fund      Large Growth  Maximum long-term       Invests at least 80% of total assets in
                                                                capital appreciation    common and preferred stock and securities
                                                                with minimum long-term  convertible into common and preferred stock
                                                                risk to principal       of mid- and large-size companies.
Managed by Allianz AZL Money Market Fund              Cash      Current income          Invests in a broad range of short-term, high
Investment                                         Equivalent   consistent with         quality U.S. dollar-denominated money market
Management                                                      stability of principal  instruments, including government, U.S. and
LLC/BlackRock                                                                           foreign bank, commercial and other
Institutional                                                                           obligations. During extended periods of low
Management                                                                              interest rates, and due in part to contract
Corporation                                                                             fees and expenses, the yield of the AZL
                                                                                        Money Market Fund may also become extremely
                                                                                        low and possibly negative.
Managed by         BlackRock Global Allocation     Specialty    High total investment   Invests in both equity and debt securities
BlackRock          V.I. Fund                                    return                  of issuers located around the world to
Advisors,                                                                               achieve a combination of capital growth and
LLC/BlackRock                                                                           income.
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited


     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       23

COLUMBIA
Managed by Allianz AZL Columbia Mid Cap Value       Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity
Investment         Fund                                         capital                 securities of companies that have market
Management                                                                              capitalizations in the range of the
LLC/Columbia                                                                            companies in the Russell
Management                                                                              Midcap[{R}] Value Index at the
Advisors, LLC                                                                           time of purchase that the fund's subadviser
                                                                                        believes are undervalued and have the
                                                                                        potential for long-term growth.
                   AZL Columbia Small Cap Value    Small Cap    Long-term capital       Invests at least 80% of net assets in equity
                   Fund                                         appreciation            securities of companies with market
                                                                                        capitalizations in the range of the
                                                                                        companies in the Russell 2000 Value
                                                                                        Index[{R}] at the time of
                                                                                        purchase that the subadviser believes are
                                                                                        undervalued.
                   AZL Columbia Technology Fund    Specialty    Capital Appreciation    At least 80% of its total net assets in
                                                                                        common stocks of U.S and foreign technology
                                                                                        companies that may benefit from
                                                                                        technological improvements, advancements or
                                                                                        developments.
DAVIS
Managed by Allianz AZL Davis NY Venture Fund      Large Value   Long-term growth of     Invests the majority of assets in equity
Investment                                                      capital                 securities issued by large companies with
Management                                                                              market capitalizations of at least
LLC/Davis Selected                                                                      $10 billion.
Advisers, L.P.
Managed by Davis   Davis VA Financial Portfolio    Specialty    Long-term growth of     At least 80% of net assets in securities
Advisors                                                        capital                 issued by companies  principally engaged in
                                                                                        the financial services sector.
                   Davis VA Value Portfolio       Large Value   Long-term growth of     Invests primarily in equity securities
                                                                capital                 issued by large companies with market
                                                                                        capitalizations of at least $10 billion.
DREYFUS
Managed by Allianz AZL Dreyfus Equity Growth      Large Growth  Long-term growth of     Primarily invests in common stocks of large,
Investment         Fund                                         capital and income      well-established and mature companies.
Management                                                                              Normally invests at least 80% of its net
LLC/Founders Asset                                                                      assets in stocks that are included in a
Management LLC                                                                          widely recognized index of stock market
                                                                                        performance. May invest in non-dividend
                                                                                        paying companies if they offer better
                                                                                        prospects for capital appreciation. May
                                                                                        invest up to 30% of its total assets in
                                                                                        foreign securities.
Managed by Allianz AZL S&P 500 Index Fund         Large Blend   Match total return of   Normally invests in all 500 stocks in the
Investment                                                      the S&P                 S&P 500[{R}] in proportion to
Management LLC/The                                              500[{R}]   their weighting in the index.
Dreyfus
Corporation
                   AZL Small Cap Stock Index       Small Cap    Match performance of    Invests in a representative sample of stocks
                   Fund                                         the S&P SmallCap 600    included in the S&P SmallCap 600
                                                                Index{R}   Index[{R}], and in futures
                                                                                        whose performance is related to the index,
                                                                                        rather than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First Trust Target Double  Large Blend   Total Return            Invests primarily in common stocks of
Investment         Play Fund                                                            companies that are identified by a model
Management                                                                              based on an allocation of 50% in two
LLC/First Trust                                                                         separate strategies that seek to provide
Advisors L.P.                                                                           above-average total return.


FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin Small Cap Value    Small Cap    Long-term total return  Under normal market conditions, invests at
Investment         Fund                                                                 least 80% of its net assets in investments
Management                                                                              of small capitalization companies similar to
LLC/Franklin                                                                            those that comprise the Russell
Advisory Services,                                                                      2500{trademark} Index at the time of
LLC                                                                                     investment.
Managed by         Franklin Global Real Estate     Specialty    High Total Return       At least 80% of net assets in investments of
Franklin Templeton Securities Fund                                                      companies located anywhere in the world that
Institutional, LLC                                                                      operate in the real estate sector and
                                                                                        normally invests predominantly in equity
                                                                                        securities.
Managed by         Franklin Growth and Income     Large Value   Capital appreciation,   Invests predominantly in a broadly
Franklin Advisers, Securities Fund                              with current income as  diversified portfolio of equity securities,
Inc.                                                            a secondary goal        including securities convertible into common
                                                                                        stock.


     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       24

                   Franklin High Income            High-Yield   High current income     Invests primarily to predominantly in debt
                   Securities Fund                   Bonds      with capital            securities offering high yield and expected
                                                                appreciation as a       total return.
                                                                secondary goal
                   Franklin Income Securities      Specialty    Maximize income while   Normally invests in debt and equity
                   Fund                                         maintaining prospects   securities, including corporate, foreign and
                                                                for capital             U.S. Treasury bonds and stocks with dividend
                                                                appreciation            yields the manager believes are attractive.
                   Franklin Large Cap Growth      Large Growth  Capital appreciation    At least 80% of net assets in investments of
                   Securities Fund                                                      large capitalization companies, and normally
                                                                                        invests predominantly in equity securities.
Managed by         Franklin Rising Dividends        Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                              appreciation with       companies that have paid rising dividends,
Services, LLC                                                   preservation of capital and normally invests predominantly in equity
                                                                as an important         securities.
                                                                consideration
Managed by         Franklin Small-Mid Cap Growth    Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin           Securities Fund                              growth                  small capitalization and mid capitalization
Advisers, Inc.                                                                          companies and normally invests
                                                                                        predominantely in equity securities.
Managed by         Franklin Small Cap Value        Small Cap    Long term total return  At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                                                      small capitalization companies and normally
Services, LLC                                                                           invests predominantly in equity securities.
Administered by    Franklin Templeton VIP            Model      Capital appreciation    Invests equal portions in Class 1 shares of
Franklin Templeton Founding Funds Allocation       Portfolio    with income as a        the Franklin Income Securities Fund, Mutual
Services, LLC      Fund                             (Fund of    secondary goal.         Shares Securities Fund, and Templeton Growth
                                                     Funds)                             Securities Fund.
Managed by         Franklin U.S. Government Fund   Short-Term   Income                  At least 80% of its net assets in U.S.
Franklin Advisers,                                   Bonds                              government securities and normally invests
Inc.                                                                                    primarily in fixed and variable rate
                                                                                        mortgage-backed securities.
                   Franklin Zero Coupon Fund     Intermediate-  As high an investment   Normally invests at least 80% of its net
                   2010                            Term Bonds   return as is consistent assets in zero coupon debt securities. The
                                                                with capital            fund will mature in December of 2010 and
                                                                preservation            will then no longer be available as an
                                                                                        Investment Option under the Contract. For
                                                                                        additional information regarding the
                                                                                        maturity of the fund, please see the
                                                                                        Franklin Zero Coupon Fund prospectus.
Managed by         Mutual Global Discovery       International  Capital appreciation    Invests primarily in U.S. and foreign equity
Franklin Mutual    Securities Fund                   Equity                             securities that the manager believes are
Advisers,                                                                               undervalued. The fund also invests, to a
LLC/Franklin                                                                            lesser extent, in risk arbitrage securities
Templeton                                                                               and distressed companies.
Investment
Management Limited
Managed by         Mutual Shares Securities Fund  Large Value   Capital appreciation,   Invests primarily in U.S. and foreign equity
Franklin Mutual                                                 with income as a        securities that the manager believes are
Advisers, LLC                                                   secondary goal          undervalued. The fund also invests, to a
                                                                                        lesser extent, in risk arbitrage securities
                                                                                        and distressed companies.
Managed by         Templeton Foreign Securities  International  Long-term capital       Normally invests at least 80% of net assets
Templeton          Fund                              Equity     growth                  in investments of issuers located outside
Investment                                                                              the U.S., including those in emerging
Counsel, LLC                                                                            markets, and normally invests predominantly
                                                                                        in equity securities.
Managed by         Templeton Global Bond         Intermediate-  High current income,    Normally invests at least 80% of its net
Franklin Advisers, Securities Fund                 Term Bonds   consisent with          assets in bonds, which include debt
Inc.                                                            preservation of         securities of any maturity, such as bonds,
                                                                capital, with capital   notes, bills and debentures. The fund may
                                                                appreciation as a       invest a portion of its total assets in
                                                                secondary consideration bonds rated below investment grade and a significant portion of its assets in foreign
                                                                                        securities.
Managed by         Templeton Growth Securities   International  Long-term capital       Normally invests primarily in equity
Templeton Global   Fund                              Equity     growth                  securities of companies located anywhere in
Advisors                                                                                the world, including those in the U.S. and
Limited/Templeton                                                                       in emerging markets.
Asset Management
Ltd.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       25


FUND OF FUNDS
Managed by Allianz
Investment
Management LLC     AZL Fusion Balanced Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 40% to 60%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Growth Fund          A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 70% to 90%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Fusion Moderate Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 55% to 75%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.


JENNISON
Managed by Allianz AZL Jennison 20/20 Focus Fund  Large Blend   Long-term growth of     At least 80% of its total assets in
Investment                                                      capital                 approximately 40 (which may range up to 45)
Management                                                                              equity and equity-related securities of
LLC/Jennison                                                                            companies that the subadviser believes have
Associates LLC                                                                          strong capital appreciation potential.
J.P. MORGAN
Managed by Allianz AZL JPMorgan Large Cap Equity  Large Blend   Long-term growth of     Invests at least 80% of its net assets, plus
Investment         Fund                                         capital                 any borrowings for investment purposes,
Management                                                                              primarily in equity securities of large- and
LLC/J.P. Morgan                                                                         medium-capitalization U.S. companies.
Investment
Management, Inc.
                   AZL JPMorgan U.S. Equity Fund  Large Blend   High total return       Invests at least 80% of its net assets, plus
                                                                                        any borrowings for investment purposes,
                                                                                        primarily in equity securities of large- and
                                                                                        medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM International Fund   International  Maximum long-term       At least 80% of its net assets in securities
Investment                                           Equity     capital appreciation    of companies in developed countries located
Management                                                                              outside the U.S., represented in the Morgan
LLC/Nicholas-                                                                           Stanley Capital International Europe
Applegate Capital                                                                       Australasia Far East (MSCI EAFE) Index.
Management, LLC


OPPENHEIMER CAPITAL
Managed by Allianz
Investment
Management LLC/
Oppenheimer
Capital LLC        AZL OCC Opportunity Fund        Small Cap    Capital appreciation    At least 65% of its assets in common stocks
                                                                                        of "growth" companies with market
                                                                                        capitalizations of less than $2 billion at
                                                                                        the time of investment.
Managed by Allianz OpCap Mid Cap Portfolio          Mid Cap     Long-term capital       Invests at least 80% of its net assets in
Global Investors                                                appreciation            equity securities of companies with market
Fund Management                                                                         capitalizations between $500 million and $15
LLC                                                                                     billion at the time of purchase that the
                                                                                        adviser believes are undervalued in the
                                                                                        marketplace.


OPPENHEIMERFUNDS
Managed by Allianz AZL Oppenheimer Global Fund   International  Capital appreciation    Invests mainly in common stocks of mid and
Investment                                           Equity                             large-cap companies in the U.S. and foreign
Management LLC/                                                                         countries, including countries with
OppenheimerFunds,                                                                       developed and emerging markets.
Inc.
                   AZL Oppenheimer International International  Long-term capital       Common stocks of growth companies that are
                   Growth Fund                       Equity     appreciation            domiciled outside the U.S. or have their
                                                                                        primary operations outside the U.S.,
                                                                                        including companies in emerging markets.
Managed by         Oppenheimer Global Securities International  Long-term capital       Invests mainly in common stocks of U.S. and
OppenheimerFunds,  Fund/VA                           Equity     appreciation            foreign issuers, currently with an emphasis
Inc.                                                                                    in developed markets.
                   Oppenheimer High Income         High-Yield   High level of current   Invests mainly in a variety of high-yield
                   Fund/VA                           Bonds      income                  fixed-income securities of domestic and
                                                                                        foreign issuers with at least 65% of total
                                                                                        assets in high-yield, lower-grade fixed
                                                                                        income securities commonly known as "junk"
                                                                                        bonds.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       26


                   Oppenheimer Main Street        Large Blend   High total return       Invests mainly in common stocks of U.S.
                   Fund[{R}]/VA                    (which includes growth  companies of different capitalization
                                                                in the value of its     ranges, presently focusing on large-
                                                                shares as well as       capitalization issuers.
                                                                current income)
PIMCO
Managed by Allianz AZL PIMCO Fundamental          Large Blend   Exceed the total return Invests substantially all assets in
Investment         IndexPLUS Total Return Fund                  of the FTSE             derivative instruments based on the Enhanced
Management                                                      RAFI{trademark} 1000    RAFI{trademark} 1000, backed by a portfolio
LLC/Pacific                                                     Index                   of short and intermediate term fixed income
Investment                                                                              instruments.
Management Company
LLC
Managed by Pacific PIMCO VIT All Asset Portfolio   Specialty    Maximum real return     Invests in institutional class shares of the
Investment                                          (Fund of    consistent with         underlying PIMCO Funds and does not invest
Management Company                                   Funds)     preservation of real    directly in stocks or bonds of other
LLC                                                             capital and prudent     issuers.
                                                                investment management
                   PIMCO VIT CommodityReal         Specialty    Maximum real return     Invests in commodity linked derivative
                   Return[TM] Strategy Portfolio                consistent with prudent instruments backed by a portfolio of
                                                                investment management   inflation-indexed securities and other fixed
                                                                                        income securities.
                   PIMCO VIT Emerging Markets    Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Bond Portfolio                  Term Bonds   consistent with         instruments of issuers that economically are
                                                                preservation of capital tied to countries with emerging securities and prudent investment  markets.
                                                                management
                   PIMCO VIT Global Bond         Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Portfolio (Unhedged)            Term Bonds   consistent with         instruments of issuers in at least three
                                                                preservation of capital countries (one of which may be the U.S.), and prudent investment  which may be represented by futures
                                                                management              contracts. May invest, without limitation,
                                                                                        in securities of issuers in emerging market
                                                                                        countries.
                   PIMCO VIT High Yield            High-Yield   Maximum total return,   At least 80% of assets in a diversified
                   Portfolio                         Bonds      consistent with         portfolio of high-yield securities ("junk
                                                                preservation of capital bonds") rated below investment grade, but at and prudent investment  least Caa by Moody's or equivalently rated
                                                                management              by S&P or Fitch. May invest up to 20% of
                                                                                        total asets in securities denominated in
                                                                                        foreign currencies.
                   PIMCO VIT Real Return         Intermediate-  Maximum real return,    At least 80% of its net assets in inflation-
                   Portfolio                       Term Bonds   consistent with         indexed bonds of varying maturities issued
                                                                preservation of real    by the U.S. and non-U.S. governments, their
                                                                capital and prudent     agencies or instrumentalities and
                                                                investment management   corporations.
                   PIMCO VIT                      Large Growth  Total return which      Invests substantially in S&P
                   StocksPLUS[{R}]                 exceeds that of the S&P 500[{R}] derivatives, backed by
                   Growth and Income Portfolio                  500[{R}]   a portfolio of fixed income instruments. May
                                                                                        invest in common stocks, options, futures,
                                                                                        options on futures, and swaps.
                                                                                        The fund will be liquidated on or about July
                                                                                        17, 2009 and will then no longer be
                                                                                        available as an Investment Option under the
                                                                                        Contract. For additional information
                                                                                        regarding the liquidation, please see the
                                                                                        PIMCO VIT StocksPLUS Growth and Income
                                                                                        Portfolio prospectus. Any Contract Value
                                                                                        remaining in the Investment Option at the
                                                                                        time the fund is liquidated will be
                                                                                        transferred to the AZL Money Market Fund.


     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       27

                   PIMCO VIT Total Return        Intermediate-  Maximum total return,   At least 65% of total assets in a
                   Portfolio                       Term Bonds   consistent with         diversified portfolio of fixed income
                                                                preservation of capital instruments of varying maturities, which may and prudent investment  be represented by forwards or derivatives
                                                                management              such as options, futures contracts, or swap
                                                                                        agreements.
PRUDENTIAL
Managed by         SP International Growth       International  Long-term growth of     Invests primarily in equity-related
Prudential         Portfolio                         Equity     capital                 securities of foreign issuers with at least
Investments                                                                             65% of its total assets in common stocks of
LLC/William Blair                                                                       foreign companies operating or based in at
& Company LLC and                                                                       least five different countries.
Marsico Capital
Management LLC
Managed by         SP Strategic Partners Focused  Large Growth  Long-term growth of     At least 65% of total assets in equity and
Prudential         Growth Portfolio                             capital                 equity-related securities of U.S. companies
Investments                                                                             that the adviser believes to have strong
LLC/Jennison                                                                            capital appreciation potential.
Associates LLC and
AllianceBernstein
L.P.
SCHRODER
Managed by Allianz AZL Schroder Emerging Markets   Specialty    Capital appreciation    Invests at least 80% of its net assets in
Investment         Equity Fund                                                          equity securities of companies that the
Management                                                                              subadviser believes to be "emerging market"
LLC/Schroder                                                                            issuers. May invest remainder of assets in
Investment                                                                              securities of issuers located anywhere in
Management North                                                                        the world.
America Inc.
                   AZL Schroder International    International  Long-term capital       At least 80% of net assets in equity
                   Small Cap Fund                    Equity     appreciation            securities of small capitalization companies
                                                                                        located outside the U.S. (generally with
                                                                                        market capitalizations of $3.5 billion or
                                                                                        less at the time of investment) that it
                                                                                        believes offer the potential for capital
                                                                                        appreciation.
SELIGMAN
Managed by J. & W. Seligman Smaller-Cap Value      Small Cap    Long-term capital       At least 80% of net assets in common stocks
Seligman & Co.     Portfolio                                    appreciation            of "value" companies with smaller market
Incorporated                                                                            capitalizations (up to $3 billion) at the
                                                                                        time of purchase by the portfolio.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS Balanced Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation with       of equity and fixed income securities with
Management                                                      preservation of capital 40% to 60% allocated to the equity portfolio
LLC/First Trust                                                 as an important         and the balance allocated to the fixed
Advisors L.P. and                                               consideration           income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
Managed by Allianz AZL TargetPLUS Equity Fund        Model      Total return            Invests at least 80% of net assets in common
Investment                                         Portfolio                            stocks of companies that are identified by a
Management                                                                              model based on an allocation of 20% of fund
LLC/First Trust                                                                         assets in each of five separate strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS Growth Fund        Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation            of equity and fixed income securities with
Management                                                                              70% to 90% allocated to the equity portfolio
LLC/First Trust                                                                         and the balance allocated to the fixed
Advisors L.P. and                                                                       income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
                   AZL TargetPLUS Moderate Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
                                                   Portfolio    appreciation            of equity and fixed income securities with
                                                                                        55% to 75% allocated to the equity portfolio
                                                                                        and the balance allocated to the fixed
                                                                                        income portfolio. May invest a significant
                                                                                        portion of its total assets in securities of
                                                                                        non-U.S. companies.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       28

TURNER
Managed by Allianz AZL Turner Quantitative Small   Small Cap    Long-term growth of     At least 80% of its net assets in common
Investment         Cap Growth Fund                              capital                 stocks and other equity securities of U.S.
Management                                                                              companies with small market capitalizations
LLC/Turner                                                                              that the subadviser believes, based on a
Investment                                                                              quantitative model, have strong earnings
Partners, Inc.                                                                          growth potential. Small capitalization
                                                                                        companies are defined as companies with
                                                                                        market capitalizations, at the time of
                                                                                        purchase, in the range of companies included
                                                                                        in the Russell[ ]2000[{R}]
                                                                                        Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen Comstock Fund   Large Value   Capital growth and      Invests at least 80% of net assets in common
Investment                                                      income                  stocks with the potential for capital growth
Management LLC/Van                                                                      and income. May invest  up to 25% of total
Kampen Asset                                                                            assets in foreign securities.
Management
                   AZL Van Kampen Equity and       Specialty    Highest possible income Invests at least 65% of its total assets in
                   Income Fund                                  consistent with safety  income-producing equity securities and also of principal with long- invests in investment grade quality debt term growth of capital  securities. May invest up to 25% ot total
                                                                as an important         assets in foreign securities, including
                                                                secondary objective     emerging market securities.
                   AZL Van Kampen Global         International  Long term capital       Invests primarily in a portfolio of equity
                   Franchise Fund                    Equity     appreciation            securities of issuers located throughout the
                                                                                        world that it believes have, among other
                                                                                        things, resilient business franchises and
                                                                                        growth potential. Normally invests at least
                                                                                        65% of total assets in securities of issuers
                                                                                        from at least three different countries,
                                                                                        which may include the U.S.
                   AZL Van Kampen Global Real      Specialty    Income and capital      Invests at least 80% of assets in equity
                   Estate Fund                                  appreciation            securities of companies in the real estate
                                                                                        industry located throughout the world,
                                                                                        including real estate investment trusts and
                                                                                        real estate operating companies established
                                                                                        outside the U.S.
                   AZL Van Kampen Growth and      Large Value   Income and long-term    Invests at least 65% of total assets in
                   Income Fund                                  growth of capital       income-producing equity securities,
                                                                                        including common stocks and convertible
                                                                                        securities; also in non-convertible
                                                                                        preferred stocks and debt securities rated
                                                                                        "investment grade." May invest  up to 25% of
                                                                                        total assets in foreign securities,
                                                                                        including emerging market securities.
                   AZL Van Kampen Mid Cap Growth    Mid Cap     Capital growth          At least 80% of net assets in common stocks
                   Fund                                                                 and other equity securities of mid
                                                                                        capitalization growth companies.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

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                                       30

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).

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                                       31

o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC

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                                       32

Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either six or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your

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                                       33

specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

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                                       34

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.

THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU DURING THE ACCUMULATION PHASE IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:

                              M&E CHARGES
                  NO GBP TRADITIONAL GBP ENHANCED GBP
 Traditional GMDB 1.90%       2.10%         2.60%
 Enhanced GMDB    2.10%       2.25%         2.75%

The Traditional GBP consists of:
o The Traditional GMIB, and
o The Traditional GPWB.

The Enhanced GBP consists of:
o The Enhanced GMIB, and
o The Enhanced GPWB.

If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the M&E charge is equal, on an annual basis, to 1.90%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

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                                       35

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

We deduct a higher M&E charge to cover the cost of providing the bonus. The increase is equal, on an annual basis to 0.50% of the average daily assets invested in a subaccount. We expect to recoup the cost of the bonus through collection of these higher charges. Over time, the amount of the bonus may be offset by these higher charges.

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment. This charge cannot be increased.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine whether to assess the charge.

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within nine complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance charge, Annuity Payments (including GMIB Payments), GPWB Payments, death benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any withdrawals from the Contract. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. We do not reduce the Withdrawal Charge Basis for the deduction of the contract maintenance charge. We do not adjust the Withdrawal Charge Basis for any withdrawal charges or any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix E.
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                                       36

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for nine or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

         NUMBER OF COMPLETE YEARS         CHARGE
  SINCE WE RECEIVED YOUR PURCHASE PAYMENT
                    0                      8.5%
                    1                      8.5%
                    2                      8.5%
                    3                      8.0%
                    4                      7.0%
                    5                      6.0%
                    6                      5.0%
                    7                      4.0%
                    8                      3.0%
             9 years or more               0.0%

After we have had a Purchase Payment for nine complete years, there is no charge when you withdraw that Purchase Payment.

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.

EXAMPLE: You purchase a Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.


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3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first
  Purchase Payment is $30,000, which is subject to an 8.5% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

 $30,000  X  0.085  =  $2,550

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $40,000 ($10,000 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $12,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to an 8.5% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

 $12,000  X  0.085  =  $1,020

4)CONTRACT EARNINGS. The withdrawal charges of $3,570 are deducted from contract earnings.

In total we withdrew $55,570 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,570.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

PREMIUM TAXES
State and other governmental premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value to reimburse ourselves for premium taxes if the State of New York enacts legislation requiring us to pay premium taxes or if the Owner lives in a state where premium tax is applicable. Where premium taxes apply, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

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INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization. For more information on the taxation of GMIB Payments, see section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs). For more information on the taxation of GPWB Payments, see section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits
(GPWBs).

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

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o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

  We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

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PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the GPWB value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the GPWB value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

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DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.

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                                       42

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

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                                       43

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

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8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal (including GPWB Payments);
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Any withdrawals from the Contract will reduce the Withdrawal Charge Basis. However, we do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix E.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the current Contract Year under the partial withdrawal privilege or as a RMD payment. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE AFTER YOU EXERCISE THE GPWB (IF APPLICABLE) OR DURING THE ANNUITY PHASE. HOWEVER, IF YOU EXERCISE THE GPWB (IF APPLICABLE) YOU CAN STILL TAKE GPWB PAYMENTS WITHOUT A WITHDRAWAL CHARGE. IF YOU PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM, THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER BE AVAILABLE TO YOU.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge. If you take a full withdrawal, the partial withdrawal privilege will apply and you will receive any remaining partial withdrawal privilege for that Contract Year without charge. All withdrawals will reduce the Withdrawal Charge Basis.

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                                       45

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)
The GPWBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o the Traditional GMIB, and
o the Traditional GPWB.

The Enhanced GBP consists of:
o the Enhanced GMIB, and
o the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.

All GBPs carry an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

You select a GBP on your application at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age
80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.

We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE, THEY MAY NOT BE APPROPRIATE IF
YOU:
o DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING
  PERIOD, OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR
  WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

The Contract offers a choice of two GBPs: the Traditional GBP where the GPWB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GPWB value is either the MAV, or the 5% AIA. THE GPWB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GPWB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GPWB VALUE BY EXERCISING THE GPWB.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION. You can only exercise a GPWB within 30 days after a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary.

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                                       46

IF YOU EXERCISE THE GPWB:
o The GMIB will terminate.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o Partial Annuitizations are no longer available.
o The additional M&E charge for the GBP will continue until the GPWB terminates.
o If you have the Enhanced GMDB, the additional M&E charge for the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you.
  However, GPWB Payments are not subject to a withdrawal charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o Your Contract Value will fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB and GPWB values will no longer increase.
o Each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o Each GPWB Payment will reduce the GPWB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GPWB value proportionately by the percentage of Contract Value withdrawn.
o GPWB Payments and any Excess Withdrawals will reduce the Withdrawal
  Charge Basis, as set out in section 6, Expenses - Withdrawal Charge.

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at the Service Center and determined to be in good order. We will make annual GPWB Payments to you no later than 45 days after your Contract Anniversary or the next Business Day if the 45th day is not a Business Day.

ONCE YOU EXERCISE THE GPWB, YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value (including any bonus amounts), less any withdrawal charges (available at any time).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (including any bonus amounts), (available at any time).
o Request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs), such as payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the M&E charge to 1.90% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the M&E charge on that portion of the Contract and that portion of the Contract you applied to Annuity Payments will terminate as indicated in section 2, The Annuity Phase.

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                                       47

Although you can terminate the GPWB, you cannot terminate the GMIB. If you do elect to stop GPWB Payments:
o the Accumulation Phase of the Contract will end,
o the GMDB endorsement will terminate,
o if you take an Excess Withdrawal or request Traditional Annuity
  Payments, the GPWB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in Section 2, The Annuity Phase.

IF YOU DO NOT ELECT TO STOP GPWB PAYMENTS, THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value.
o The Business Day that the GPWB value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GPWB PAYMENTS
Before you exercise the Traditional GPWB, your Traditional GPWB value is equal to the Traditional GMIB value. Before you exercise the Enhanced GPWB, your Enhanced GPWB value is equal to either the 5% AIA or the MAV. The 5% AIA is calculated in the same manner as the 7% AIA that is available under the Enhanced GMIB, except that on each Contract Anniversary before the older Owner's 81st birthday, we apply a 5% increase instead of a 7% increase. The 5% AIA is subject to the same maximum limit as the 7% AIA. The MAV under the Enhanced GPWB is calculated in exactly the same manner as the MAV that is available under the Enhanced GMIB.

For more details on how the GMIB values are calculated, please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in
section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs) and Appendix C.

If you have the Enhanced GPWB, you can choose whether your Enhanced GPWB value is equal to the 5% AIA or the MAV. Although the 5% AIA may be the greater amount, it may also be more limited because you can only request a maximum of 5% of the GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the MAV.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. The maximum allowable GPWB Payment an Owner can elect to receive is:
o 10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the MAV applies, or
o 5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE, YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage, you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges may apply to any Excess Withdrawals you take in the first nine years after you exercise the GPWB.* In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce:
o the Withdrawal Charge Basis,
o the Contract Value,
o the GPWB value (which determines the amount available for future GPWB Payments and/or Annuity Payments), and
o the GMDB value.


* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.


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                                       48

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the GPWB value to you:
o within ten years if you are eligible for and elect to receive the 10% maximum allowable payment each year.
o within 20 years if you elect to receive the 5% maximum allowable payment each year that is available with the 5% AIA under the Enhanced GBP.

We will deduct each GPWB Payment proportionately from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

You can continue to receive GPWB Payments until the GPWB value is exhausted, even if you have no remaining Contract Value. If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000 you can instead elect to:
o continue the Contract, or
o annuitize the remaining Contract Value.

If you elect to continue or annuitize the Contract, we will no longer assess the additional M&E charge associated with the GBP.

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB Payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any withdrawal charge) in a lump sum and your Contract will terminate.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.

TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to income tax. In addition, if any Owner is younger than age 59 1/2, GPWB Payments may also be subject to a 10% federal penalty tax, but are not subject to a withdrawal charge.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of payments under the minimum distribution program, any withdrawals in a Contract Year (including systematic withdrawals) that exceed the partial withdrawal privilege, will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses
- Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.

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THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge, but they will reduce the Withdrawal Charge Basis, and they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.

This Contract offers a choice of GMDBs and optional GBPs. All GBPs include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes a GBP and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. In addition, once you choose your GPWB Payment percentage, you cannot change it. Therefore, you will not be able to adjust your GPWB Payment to meet your RMD needs if you elect to receive GPWB Payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

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                                       50

10.DEATH BENEFIT
At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 65 should determine if selecting the Enhanced GMDB (which has an additional cost) is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL. YOU WILL NOT RECEIVE THE AMOUNT OF THE BONUS CREDITED ON THE PARTS OF THE GMDB VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received (not including any bonus) before you exercise the GPWB (if applicable), reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken before you exercise the GPWB (if applicable).
ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value (including any bonus), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Enhanced GMDB value, which is the Maximum Anniversary Value (MAV). We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


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MAXIMUM ANNIVERSARY VALUE (MAV)

We only calculate the MAV until the date of any Owner's death.

The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any bonus and any withdrawal charge).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the MAV, we will deduct more than the amount withdrawn and/or annuitized from the MAV.

NOTE FOR CONTRACTS WITH A GUARANTEED BENEFIT PACKAGE: If you exercise the GPWB, then on and after the exercise date:
o the Traditional GMDB value, or Enhanced GMDB value that applies to your Contract will stop increasing and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance, but it will decrease on a dollar for dollar basis with each GPWB Payment we make and any Excess Withdrawals you take (including any withdrawal charge); and
o the increased M&E charge associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

Please see Appendix D for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
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                                       52

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

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                                       53

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.

o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

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
                                       54

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

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                                       55

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the Guaranteed Benefit Package, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of the termination of the GMIB in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs). If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.

OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $100,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

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                                       56

11.OTHER INFORMATION
ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37[th] Floor, New York, NY 10005-1423. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York. The obligations under the Contracts are obligations of Allianz Life of New York.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with

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
                                       57

Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

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
                                       58

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.

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
                                       59

12.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

 AIA =   ANNUAL INCREASE AMOUNT            GMIB =   GUARANTEED MINIMUM INCOME BENEFIT
 GBP =   GUARANTEED BENEFIT PACKAGE        GPWB =   GUARANTEED PARTIAL WITHDRAWAL BENEFIT
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT   MAV =   MAXIMUM ANNIVERSARY VALUE

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the Enhanced GMIB/GPWB values.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

EXCESS WITHDRAWAL - for Contracts with a GBP that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

GBP (GUARANTEED BENEFIT PACKAGE) - two optional benefit packages consisting of either the Traditional GBP (which includes the Traditional GMIB and Traditional
GPWB) or the Enhanced GBP (which includes the Enhanced GMIB and Enhanced GPWB).

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions.

GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a benefit under the GBPs that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

GPWB (GUARANTEED PARTIAL WITHDRAWAL BENEFIT) - a benefit under the GBPs that provides a guaranteed income through partial withdrawals regardless of your Contract Value.

GPWB PAYMENT - guaranteed minimum amount of level income in the form of annual partial withdrawals.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.


     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.

13.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE OF NEW YORK..........2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............5
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
INFORMATION ON ORIGINAL CONTRACTS.7
ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED
FROM FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH THE
ENHANCED GBP......................7
  Calculating the AIAs............8
  Calculating the MAV.............8
FINANCIAL STATEMENTS..............9
APPENDIX - CONDENSED FINANCIAL INFORMATION10

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

14.PRIVACY AND SECURITY STATEMENT
MARCH 2009

Your privacy is a high priority for Allianz Life[{R}] of NY. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

ALLIANZ LIFE OF NY DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies, except for the purpose of servicing your policy.

INFORMATION ABOUT YOU THAT ALLIANZ LIFE OF NY COLLECTS

Allianz Life of NY collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ LIFE OF NY SHARES

Allianz Life of NY does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ LIFE OF NY POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz Life of NY uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz Life of NY works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes.

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call us at 212.586.7733, or write to us at the following address.
  Allianz Life Insurance Company of New York
  Home Office: New York, NY
  Administrative Office
  PO Box 1431
  Minneapolis, MN 55440-1431

                                                            M40018-NY (R-3/2009)

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.

INVESTMENT OPTION             MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED      TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                 FEES     12B-1    FEES   EXPENSES FUND FEES  OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                          FEES*                       AND     BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                   EXPENSES     FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                   EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                                REIMBURSEMENTS                     REIMBURSEMENTS
AIM
AZL AIM International Equity          .90    .25        -      .20         -                 1.35              -                1.35
Fund[(1)]


BLACKROCK
AZL BlackRock Capital                 .80    .25        -      .14         -                 1.19              -                1.19
Appreciation  Fund[(1)]
AZL BlackRock Growth                  .85    .25        -      .12         -                 1.22              -                1.22
Fund[(1)]
AZL Money Market Fund[(1)]            .35    .25        -      .09         -                  .69              -                 .69
BlackRock Global Allocation           .65    .25        -      .13         -                 1.03              -                1.03
V.I. Fund - Class 3


COLUMBIA
AZL Columbia Mid Cap Value            .75    .25        -      .12         -                 1.12              -                1.12
Fund[(1)]
AZL Columbia Small Cap Value          .90      -        -      .32         -                 1.22            .12                1.10
Fund - Class 1[(1),(7),(8)]
AZL Columbia Small Cap Value          .90    .25        -      .32         -                 1.47            .12                1.35
Fund - Class 2[(1),(7)]
AZL Columbia Technology               .81    .25        -      .15         -                 1.21              -                1.21
Fund[(1)]
DAVIS
AZL Davis NY Venture Fund -           .75      -        -      .10         -                  .85              -                 .85
Class 1[(1),(7),(8)]
AZL Davis NY Venture Fund -           .75    .25        -      .10         -                 1.10              -                1.10
Class 2[(1),(7)]
Davis VA Financial                    .75      -        -      .13         -                  .88              -                 .88
Portfolio[(6)]
Davis VA Value Portfolio[(6)]         .75      -        -      .07         -                  .82              -                 .82
DREYFUS
AZL Dreyfus Equity Growth             .77    .25        -      .07         -                 1.09              -                1.09
Fund[(1)]
AZL S&P 500 Index Fund -              .17      -        -      .21         -                  .38            .14                 .24
Class 1[(1),(7),(8)]
AZL S&P 500 Index Fund -              .17    .25        -      .21         -                  .63            .14                 .49
Class 2[(1),(7)]
AZL Small Cap Stock Index             .26    .25        -      .24         -                  .75            .17                 .58
Fund -
Class 2[(1)]
FIRST TRUST
AZL First Trust Target Double         .60    .25        -      .13         -                  .98            .19                 .79
Play Fund[(1)]


FRANKLIN TEMPLETON
AZL Franklin Small Cap Value          .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
Franklin Global Real Estate           .80    .25        -      .30         -                 1.35            .32                1.03
Securities Fund - Class
2[(4)]
Franklin Growth and Income            .50    .25        -      .05         -                  .80              -                 .80
Securities Fund - Class 2[(3)
]
Franklin High Income                  .57    .25        -      .09         -                  .91              -                 .91
Securites Fund - Class 2[(3)]
Franklin Income Securities            .45    .25        -      .02         -                  .72              -                 .72
Fund - Class 2[(3)]


     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       65

Franklin Large Cap Growth             .73    .25        -      .04         -                 1.02              -                1.02
Securities Fund - Class
2[(3)]
Franklin Rising Dividends             .60    .25        -      .02       .01                  .88            .01                 .87
Securities Fund - Class
2[(3),(5)]
Franklin Small-Mid Cap Growth         .50    .25        -      .28       .02                 1.05            .02                1.03
Securities Fund - Class
2[(5)]
Franklin Small Cap Value              .52    .25        -      .16       .01                  .94            .01                 .93
Securities Fund - Class
2[(5)]
Franklin Templeton VIP                .00    .25        -      .13       .65                 1.03            .03                1.00
Founding Funds Allocation
Fund - Class 2[(9)]
Franklin U.S. Government Fund         .49    .25        -      .04         -                  .78              -                 .78
-
Class 2[(3)]
Franklin Zero Coupon Fund             .60      -        -      .08         -                  .68              -                 .68
2010 - Class 1[(3)]
Mutual Global Discovery               .80    .25        -      .18         -                 1.23              -                1.23
Securities Fund - Class 2
Mutual Shares Securities Fund         .60    .25        -      .13         -                  .98              -                 .98
-
Class 2
Templeton Foreign Securities          .64    .25        -      .15       .02                 1.06            .02                1.04
Fund -
Class 2[(5)]
Templeton Global Bond                 .47    .25        -      .11         -                  .83              -                 .83
Securities Fund - Class
2[(3)]
Templeton Growth Securities           .74    .25        -      .04         -                 1.03              -                1.03
Fund -
Class 2[(3)]
JENNISON
AZL Jennison 20/20 Focus              .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
J.P. MORGAN
AZL JPMorgan Large Cap Equity         .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
AZL JPMorgan U.S. Equity Fund         .80      -        -      .23         -                 1.03            .08                 .95
-
Class 1[(1),(7),(8)]
AZL JPMorgan U.S. Equity Fund         .80    .25        -      .23         -                 1.28            .08                1.20
-
Class 2[(1),(7)]
NICHOLAS-APPLEGATE
AZL NACM International                .85    .25        -      .35         -                 1.45              -                1.45
Fund[(1)]


OPPENHEIMER  CAPITAL
AZL OCC Opportunity Fund[(1)]         .85    .25        -      .14         -                 1.24              -                1.24
OpCap Mid Cap Portfolio[(10)]         .80      -        -      .18         -                  .98              -                 .98


OPPENHEIMER FUNDS
AZL Oppenheimer Global Fund -         .90      -        -      .22         -                 1.12              -                1.12
Class 1[(1),(7),(8)]
AZL Oppenheimer Global Fund -         .90    .25        -      .22         -                 1.37              -                1.37
Class 2[(1),(7)]
AZL Oppenheimer International         .75    .25        -      .17         -                 1.17              -                1.17
Growth Fund[(1)]
Oppenheimer Global Securities         .63      -        -      .02         -                  .65              -                 .65
Fund/VA - Non Service
Class[(6)]
Oppenheimer High Income               .74      -        -      .06         -                  .80              -                 .80
Fund/VA - Non Service
Class[(6)]
Oppenheimer Main Street               .64      -        -      .02         -                  .66              -                 .66
Fund[{R}]/VA -
Non Service Class[(6)]
PIMCO
AZL PIMCO Fundamental                 .75    .25        -      .22         -                 1.22            .02                1.20
IndexPLUS Total Return
Fund[(1)]
PIMCO VIT All Asset Portfolio        .425      -      .15        -       .76                1.335            .02               1.315
-
Admin. Class[(6),(11),(12)]

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       66


PIMCO VIT CommodityRealReturn         .74      -      .15      .17       .09                 1.15            .09                1.06
Strategy Portfolio - Admin.
Class[(2),(6),(12)]
PIMCO VIT Emerging Markets            .85      -      .15      .13         -                 1.13              -                1.13
Bond Portfolio - Admin.
Class[(6)]
PIMCO VIT Global Bond                 .75      -      .15      .07         -                  .97              -                 .97
Portfolio (Unhedged) - Admin.
Class[(6)]


PIMCO VIT High Yield                  .60      -      .15        -         -                  .75              -                 .75
Portfolio -
Admin. Class[(6)]
PIMCO VIT Real Return                 .50      -      .15      .06         -                  .71              -                 .71
Portfolio -
Admin. Class[(6)]
PIMCO VIT                             .35      -      .15      .34         -                  .84              -                 .84
StocksPLUS[{R}]
Growth and Income Portfolio -
Admin. Class[(6)]
PIMCO VIT Total Return                .50      -      .15      .23         -                  .88              -                 .88
Portfolio -
Admin. Class[(6)]
PRUDENTIAL
SP International Growth               .85    .25        -      .29         -                 1.39              -                1.39
Portfolio - Class 2[(6)]
SP Strategic Partners Focused         .90    .25        -      .48         -                 1.63              -                1.63
Growth Portfolio - Class
2[(6)]
SCHRODER
AZL Schroder Emerging Markets        1.23    .25        -      .45         -                 1.93            .28                1.65
Equity Fund[(1)]
AZL Schroder International           1.00    .25        -      .28         -                 1.53              -                1.53
Small Cap Fund[(1)]
SELIGMAN
Seligman Smaller-Cap Value           1.00      -        -      .22         -                 1.22              -                1.22
Portfolio -
Class 1[(6)]
TARGETPLUS PORTFOLIOS
AZL TargetPLUS Balanced               .52    .25        -      .53         -                 1.30            .41                 .89
Fund[(1)]
AZL TargetPLUS Equity                 .60    .25        -      .24         -                 1.09            .30                 .79
Fund[(1)]
AZL TargetPLUS Growth                 .52    .25        -      .36         -                 1.13            .24                 .89
Fund[(1)]
AZL TargetPLUS Moderate               .52    .25        -      .44         -                 1.21            .32                 .89
Fund[(1)]
TURNER
AZL Turner Quantitative Small         .85    .25        -      .14         -                 1.24              -                1.24
Cap Growth Fund[(1)]
VAN KAMPEN
AZL Van Kampen Comstock               .73    .25        -      .09         -                 1.07              -                1.07
Fund[(1)]
AZL Van Kampen Equity and             .75    .25        -      .13         -                 1.13              -                1.13
Income Fund[(1)]
AZL Van Kampen Global                 .95    .25        -      .14         -                 1.34              -                1.34
Franchise Fund[(1)]
AZL Van Kampen Global Real            .90    .25        -      .27         -                 1.42            .07                1.35
Estate Fund[(1)]
AZL Van Kampen Growth and             .76    .25        -      .11         -                 1.12              -                1.12
Income Fund[(1)]
AZL Van Kampen Mid Cap Growth         .80    .25        -      .09         -                 1.14              -                1.14
Fund[(1)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT OPTION MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND     TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                  12B-1                         FEES AND     OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                  FEES*                       EXPENSES[(2)]  BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                               FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                  EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                               REIMBURSEMENTS                     REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion              .20         -         .04        .24           1.25                 1.49       -                       1.49
Balanced
Fund[(1),(3)]
AZL Fusion Growth       .20         -         .03        .23           1.36                 1.59       -                       1.59
Fund[(1),(3)]
AZL Fusion              .20         -         .04        .24           1.29                 1.53       -                       1.53
Moderate
Fund[(1),(3)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

 * KEY TO BENEFIT OPTION                                        M&E CHARGES
 Allianz Opportunity NY with theTraditional GMDB and No GBP        1.90%
 Allianz Opportunity NY with the Enhanced GMDB and Enhanced GBP    2.75%


(Number of Accumulation Units in thousands)

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.90%
 12/31/2004 10.051 12.043        8
 12/31/2005 12.043 13.750       13
 12/31/2006 13.750 17.141       55
 12/31/2007 17.141 19.276       42
 12/31/2008 19.276 11.062       33
2.75%
 12/31/2004  9.909 11.772       24
 12/31/2005 11.772 13.328       44
 12/31/2006 13.328 16.474      149
 12/31/2007 16.474 18.368      100
 12/31/2008 18.368 10.452       95
AZL BlackRock Capital Appreciation Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.927        3
 12/31/2006 11.927 11.887        9
 12/31/2007 11.887 12.936       20
 12/31/2008 12.936  8.076        8
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.859        6
 12/31/2006 11.859 11.720       32
 12/31/2007 11.720 12.645       52
 12/31/2008 12.645  7.827       51

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL BlackRock Growth Fund
1.90%
 12/31/2004 10.075 10.683        2
 12/31/2005 10.683 11.642        4
 12/31/2006 11.642 11.503        9
 12/31/2007 11.503 12.980       32
 12/31/2008 12.980  5.005       63
2.75%
 12/31/2004  9.933 10.443        8
 12/31/2005 10.443 11.284       26
 12/31/2006 11.284 11.055       62
 12/31/2007 11.055 12.369      141
 12/31/2008 12.369  4.729      215
AZL Columbia Mid Cap Value Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.043        3
 12/31/2007 10.043 10.233       12
 12/31/2008 10.233  4.804       11
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.986       25
 12/31/2007  9.986 10.088       26
 12/31/2008 10.088  4.696       51

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Columbia Small Cap Value Fund
1.90%
 12/31/2004    N/A 12.017        2
 12/31/2005 12.017 12.192        1
 12/31/2006 12.192 13.566        7
 12/31/2007 13.566 12.213        7
 12/31/2008 12.213  8.138        7
2.75%
 12/31/2004    N/A 11.949       22
 12/31/2005 11.949 12.020       53
 12/31/2006 12.020 13.262       90
 12/31/2007 13.262 11.838       80
 12/31/2008 11.838  7.821       55
AZL Columbia Technology Fund
1.90%
 12/31/2004  8.638  8.108       32
 12/31/2005  8.108  8.012       29
 12/31/2006  8.012  8.063       43
 12/31/2007  8.063  9.710       17
 12/31/2008  9.710  4.703       11
2.75%
 12/31/2004  8.481  7.893       10
 12/31/2005  7.893  7.733       28
 12/31/2006  7.733  7.717       41
 12/31/2007  7.717  9.214      124
 12/31/2008  9.214  4.425       76
AZL Davis NY Venture Fund
1.90%
 12/31/2004  9.858 10.693       24
 12/31/2005 10.693 11.508       32
 12/31/2006 11.508 12.863       64
 12/31/2007 12.863 13.143       66
 12/31/2008 13.143  7.672      116
2.75%
 12/31/2004  9.679 10.409       59
 12/31/2005 10.409 11.108      239
 12/31/2006 11.108 12.311      407
 12/31/2007 12.311 12.472      278
 12/31/2008 12.472  7.219      428
AZL Dreyfus Equity Growth Fund
1.90%
 12/31/2004  8.718  9.214       24
 12/31/2005  9.214  9.453       23
 12/31/2006  9.453 10.475       22
 12/31/2007 10.475 11.176       41
 12/31/2008 11.176  6.400       15
2.75%
 12/31/2004  8.559  8.969        9
 12/31/2005  8.969  9.124       51
 12/31/2006  9.124 10.025       66
 12/31/2007 10.025 10.606      103
 12/31/2008 10.606  6.022       99

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL First Trust Target Double Play Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.555        7
 12/31/2008 10.555  4.799        7
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.465        0
 12/31/2008 10.465  4.718        0
AZL Franklin Small Cap Value Fund
1.90%
 12/31/2004 12.675 15.308       28
 12/31/2005 15.308 16.077       31
 12/31/2006 16.077 18.207       47
 12/31/2007 18.207 17.081       25
 12/31/2008 17.081 11.106       23
2.75%
 12/31/2004 12.603 15.092       32
 12/31/2005 15.092 15.716       92
 12/31/2006 15.716 17.648      153
 12/31/2007 17.648 16.416      117
 12/31/2008 16.416 10.583      132
AZL Fusion Balanced Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.594        2
 12/31/2006 10.594 11.381        4
 12/31/2007 11.381 11.960       12
 12/31/2008 11.960  8.514        5
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.534      116
 12/31/2006 10.534 11.221      250
 12/31/2007 11.221 11.692      313
 12/31/2008 11.692  8.252      354
AZL Fusion Growth Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.068       20
 12/31/2006 11.068 12.186       37
 12/31/2007 12.186 12.643       76
 12/31/2008 12.643  7.574       72
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.005      251
 12/31/2006 11.005 12.014      649
 12/31/2007 12.014 12.359      814
 12/31/2008 12.359  7.341      830

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Fusion Moderate Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.772       46
 12/31/2006 10.772 11.702       57
 12/31/2007 11.702 12.231      101
 12/31/2008 12.231  8.070       89
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.710      190
 12/31/2006 10.710 11.537      470
 12/31/2007 11.537 11.956      583
 12/31/2008 11.956  7.821      549
AZL Jennison 20/20 Focus Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.205        2
 12/31/2006 12.205 13.507       21
 12/31/2007 13.507 14.674       28
 12/31/2008 14.674  8.622       45
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.135       38
 12/31/2006 12.135 13.317       84
 12/31/2007 13.317 14.344       90
 12/31/2008 14.344  8.357      148
AZL JPMorgan Large Cap Equity Fund
1.90%
 12/31/2004  9.961 11.254       31
 12/31/2005 11.254 11.734       60
 12/31/2006 11.734 12.286       44
 12/31/2007 12.286 11.308       30
 12/31/2008 11.308  5.004       27
      2.75%
 12/31/2004  9.779 10.955       60
 12/31/2005 10.955 11.326      168
 12/31/2006 11.326 11.759      201
 12/31/2007 11.759 10.730      169
 12/31/2008 10.730  4.709      177
AZL JPMorgan U.S. Equity Fund
1.90%
 12/31/2004    N/A 10.723       23
 12/31/2005 10.723 11.095       23
 12/31/2006 11.095 12.475       31
 12/31/2007 12.475 12.704       30
 12/31/2008 12.704  7.643       23
2.75%
 12/31/2004    N/A 10.662       87
 12/31/2005 10.662 10.939      156
 12/31/2006 10.939 12.196      171
 12/31/2007 12.196 12.314      140
 12/31/2008 12.314  7.345      129

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Money Market Fund
1.90%
 12/31/2004  9.850  9.729      169
 12/31/2005  9.729  9.792      326
 12/31/2006  9.792 10.035      274
 12/31/2007 10.035 10.318      215
 12/31/2008 10.318 10.370      250
2.75%
 12/31/2004  9.606  9.408       49
 12/31/2005  9.408  9.389      264
 12/31/2006  9.389  9.540      502
 12/31/2007  9.540  9.726      578
 12/31/2008  9.726  9.692     1250
AZL NACM International Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.439        0
 12/31/2008  9.439  5.102        1
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.386        1
 12/31/2008  9.386  5.030        2
AZL OCC Opportunity Fund
1.90%
 12/31/2004 12.699 13.426       17
 12/31/2005 13.426 13.843       16
 12/31/2006 13.843 15.170       30
 12/31/2007 15.170 16.205       24
 12/31/2008 16.205  8.402       15
2.75%
 12/31/2004 12.519 13.125       58
 12/31/2005 13.125 13.418       75
 12/31/2006 13.418 14.580      164
 12/31/2007 14.580 15.442      117
 12/31/2008 15.442  7.939      121
AZL Oppenheimer Global Fund
1.90%
 12/31/2004    N/A 11.433       15
 12/31/2005 11.433 12.635       22
 12/31/2006 12.635 14.417       33
 12/31/2007 14.417 14.958       35
 12/31/2008 14.958  8.651       30
2.75%
 12/31/2004    N/A 11.368       74
 12/31/2005 11.368 12.457      177
 12/31/2006 12.457 14.094      236
 12/31/2007 14.094 14.499      240
 12/31/2008 14.499  8.314      229

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Oppenheimer International Growth Fund
1.90%
 12/31/2004 11.331 12.727        7
 12/31/2005 12.727 14.259        8
 12/31/2006 14.259 18.046       26
 12/31/2007 18.046 19.881       22
 12/31/2008 19.881 10.895       13
2.75%
 12/31/2004 11.125 12.389       13
 12/31/2005 12.389 13.763       53
 12/31/2006 13.763 17.272       80
 12/31/2007 17.272 18.866      104
 12/31/2008 18.866 10.251       91
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.044       10
 12/31/2007 11.044 11.557        0
 12/31/2008 11.557  6.706        0
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.981        0
 12/31/2007 10.981 11.394        1
 12/31/2008 11.394  6.555       20
AZL S&P 500 Index Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.849        1
 12/31/2008  9.849  6.028       83
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.793        3
 12/31/2008  9.793  5.943      151
AZL Schroder Emerging Markets Equity Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.436       39
 12/31/2007 10.436 13.343       38
 12/31/2008 13.343  6.299       46
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.377      136
 12/31/2007 10.377 13.154      395
 12/31/2008 13.154  6.157      328

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Schroder International Small Cap Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.212        0
 12/31/2008  9.212  4.919        1
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.159        5
 12/31/2008  9.159  4.849        6
AZL Small Cap Stock Index Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.298        0
 12/31/2008  9.298  6.300       53
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.245        0
 12/31/2008  9.245  6.211      109
AZL TargetPLUS Balanced Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.083       15
 12/31/2008 10.083  7.478       20
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.025        0
 12/31/2008 10.025  7.373        2
AZL TargetPLUS Equity Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.471        9
 12/31/2008 10.471  5.288        4
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.381       46
 12/31/2008 10.381  5.198        0

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                       73

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL TargetPLUS Growth Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.906       16
 12/31/2008  9.906  5.892       15
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.850        0
 12/31/2008  9.850  5.809        0
AZL TargetPLUS Moderate Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.046        0
 12/31/2008 10.046  6.666        6
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.989        0
 12/31/2008  9.989  6.572        0
AZL Turner Quantitative Small Cap Growth Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.088        4
 12/31/2006 11.088 12.110        3
 12/31/2007 12.110 12.602        4
 12/31/2008 12.602  7.005        5
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.025       16
 12/31/2006 11.025 11.939       38
 12/31/2007 11.939 12.319       41
 12/31/2008 12.319  6.789       41
AZL Van Kampen Comstock Fund
1.90%
 12/31/2004  9.382 10.781       64
 12/31/2005 10.781 10.993       50
 12/31/2006 10.993 12.487       62
 12/31/2007 12.487 11.979       99
 12/31/2008 11.979  7.500       81
2.75%
 12/31/2004  9.171 10.449       57
 12/31/2005 10.449 10.565      143
 12/31/2006 10.565 11.900      190
 12/31/2007 11.900 11.318      231
 12/31/2008 11.318  7.027      194

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Equity and Income Fund
1.90%
 12/31/2004    N/A 10.774        6
 12/31/2005 10.774 11.285       29
 12/31/2006 11.285 12.460       20
 12/31/2007 12.460 12.599       24
 12/31/2008 12.599  9.404       13
2.75%
 12/31/2004    N/A 10.712        3
 12/31/2005 10.712 11.126       31
 12/31/2006 11.126 12.181       34
 12/31/2007 12.181 12.211       22
 12/31/2008 12.211  9.038       21
AZL Van Kampen Global Franchise Fund
1.90%
 12/31/2004 12.233 13.467        3
 12/31/2005 13.467 14.753       11
 12/31/2006 14.753 17.553       12
 12/31/2007 17.553 18.912       13
 12/31/2008 18.912 13.255        8
2.75%
 12/31/2004 12.163 13.277       24
 12/31/2005 13.277 14.422      100
 12/31/2006 14.422 17.014      156
 12/31/2007 17.014 18.176      136
 12/31/2008 18.176 12.631      113
AZL Van Kampen Global Real Estate Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.011        7
 12/31/2007 12.011 10.761       17
 12/31/2008 10.761  5.719       16
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.943      107
 12/31/2007 11.943 10.609       44
 12/31/2008 10.609  5.590       40
AZL Van Kampen Growth and Income Fund
1.90%
 12/31/2004 10.084 11.260       53
 12/31/2005 11.260 12.070       62
 12/31/2006 12.070 13.726       92
 12/31/2007 13.726 13.822       52
 12/31/2008 13.822  9.106       40
2.75%
 12/31/2004  9.857 10.914       42
 12/31/2005 10.914 11.600      117
 12/31/2006 11.600 13.080      145
 12/31/2007 13.080 13.060      125
 12/31/2008 13.060  8.530      114

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Mid Cap Growth Fund
1.90%
 12/31/2004  8.887 10.571       24
 12/31/2005 10.571 12.192       23
 12/31/2006 12.192 13.065       36
 12/31/2007 13.065 15.661       63
 12/31/2008 15.661  7.910       37
2.75%
 12/31/2004  8.688 10.246       40
 12/31/2005 10.246 11.717       73
 12/31/2006 11.717 12.450      119
 12/31/2007 12.450 14.797      434
 12/31/2008 14.797  7.411      218
BlackRock Global Allocation V.I. Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.893        4
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.848       10
Davis VA Financial Portfolio
1.90%
 12/31/2004  9.738 10.540       26
 12/31/2005 10.540 11.209       24
 12/31/2006 11.209 13.034       28
 12/31/2007 13.034 12.015       20
 12/31/2008 12.015  6.323       21
2.75%
 12/31/2004  9.497 10.192       14
 12/31/2005 10.192 10.748       41
 12/31/2006 10.748 12.392       48
 12/31/2007 12.392 11.325       70
 12/31/2008 11.325  5.909       35
Davis VA Value Portfolio
1.90%
 12/31/2004  9.231 10.174       38
 12/31/2005 10.174 10.926       33
 12/31/2006 10.926 12.329       31
 12/31/2007 12.329 12.656       13
 12/31/2008 12.656  7.410        9
2.75%
 12/31/2004  9.003  9.838        5
 12/31/2005  9.838 10.476        6
 12/31/2006 10.476 11.721        5
 12/31/2007 11.721 11.930        4
 12/31/2008 11.930  6.926        4

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Global Real Estate Securities Fund
1.90%
 12/31/2004 36.856 47.661       20
 12/31/2005 47.661 53.068       20
 12/31/2006 53.068 62.790       18
 12/31/2007 62.790 48.750       14
 12/31/2008 48.750 27.554       12
2.75%
 12/31/2004 32.506 41.678       15
 12/31/2005 41.678 46.015       45
 12/31/2006 46.015 53.985       55
 12/31/2007 53.985 41.558       37
 12/31/2008 41.558 23.290       33
Franklin Growth and Income Securities Fund
1.90%
 12/31/2004 28.029 30.419       15
 12/31/2005 30.419 30.896       16
 12/31/2006 30.896 35.396       25
 12/31/2007 35.396 33.439       17
 12/31/2008 33.439 21.278       16
2.75%
 12/31/2004 24.633 26.506       17
 12/31/2005 26.506 26.695       39
 12/31/2006 26.695 30.325       49
 12/31/2007 30.325 28.404       48
 12/31/2008 28.404 17.921       41
Franklin High Income Securities Fund
1.90%
 12/31/2004 19.556 21.082      126
 12/31/2005 21.082 21.372       20
 12/31/2006 21.372 22.934       79
 12/31/2007 22.934 23.111       66
 12/31/2008 23.111 17.374       23
2.75%
 12/31/2004 17.248 18.436       28
 12/31/2005 18.436 18.531       55
 12/31/2006 18.531 19.718       55
 12/31/2007 19.718 19.701       43
 12/31/2008 19.701 14.685       42
Franklin Income Securities Fund
1.90%
 12/31/2004 33.563 37.492       30
 12/31/2005 37.492 37.378       43
 12/31/2006 37.378 43.367       55
 12/31/2007 43.367 44.144       81
 12/31/2008 44.144 30.467       70
2.75%
 12/31/2004 29.601 32.786       48
 12/31/2005 32.786 32.411      100
 12/31/2006 32.411 37.285      116
 12/31/2007 37.285 37.631      110
 12/31/2008 37.631 25.751      119

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Large Cap Growth Securities Fund
1.90%
 12/31/2004 16.701 17.686       55
 12/31/2005 17.686 17.537       56
 12/31/2006 17.537 19.083       32
 12/31/2007 19.083 19.889       26
 12/31/2008 19.889 12.776       24
2.75%
 12/31/2004 15.647 16.429       25
 12/31/2005 16.429 16.153       50
 12/31/2006 16.153 17.429       66
 12/31/2007 17.429 18.010       51
 12/31/2008 18.010 11.471       42
Franklin Rising Dividends Securities Fund
1.90%
 12/31/2004 28.255 30.771       49
 12/31/2005 30.771 31.228       54
 12/31/2006 31.228 35.888       52
 12/31/2007 35.888 34.263       38
 12/31/2008 34.263 24.506       33
2.75%
 12/31/2004 25.527 27.564       63
 12/31/2005 27.564 27.737       97
 12/31/2006 27.737 31.608      106
 12/31/2007 31.608 29.919       95
 12/31/2008 29.919 21.218       82
Franklin Small Cap Value Securities Fund
1.90%
 12/31/2004 12.095 14.684       18
 12/31/2005 14.684 15.671       15
 12/31/2006 15.671 17.989       15
 12/31/2007 17.989 17.228       10
 12/31/2008 17.228 11.322        8
2.75%
 12/31/2004 11.525 13.874       31
 12/31/2005 13.874 14.682       67
 12/31/2006 14.682 16.711       63
 12/31/2007 16.711 15.868       55
 12/31/2008 15.868 10.340       49
Franklin Small-Mid Cap Growth Securities Fund
1.90%
 12/31/2004 18.205 19.911       16
 12/31/2005 19.911 20.473       12
 12/31/2006 20.473 21.835       12
 12/31/2007 21.835 23.830        9
 12/31/2008 23.830 13.445        4
2.75%
 12/31/2004 16.984 18.417       15
 12/31/2005 18.417 18.777       49
 12/31/2006 18.777 19.857       51
 12/31/2007 19.857 21.487       30
 12/31/2008 21.487 12.020       27

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Templeton VIP Founding Funds Allocation Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.223        4
 12/31/2008  9.223  5.803        5
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.185        1
 12/31/2008  9.185  5.730        1
Franklin U.S. Government Fund
1.90%
 12/31/2004 21.917 22.251       49
 12/31/2005 22.251 22.358      110
 12/31/2006 22.358 22.819       54
 12/31/2007 22.819 23.866       47
 12/31/2008 23.866 25.193       69
2.75%
 12/31/2004 19.273 19.401       78
 12/31/2005 19.401 19.329       71
 12/31/2006 19.329 19.562       78
 12/31/2007 19.562 20.286       62
 12/31/2008 20.286 21.231       72
Franklin Zero Coupon Fund 2010
1.90%
 12/31/2004 33.105 34.012       12
 12/31/2005 34.012 33.886       11
 12/31/2006 33.886 34.152       19
 12/31/2007 34.152 36.395       17
 12/31/2008 36.395 38.385        7
2.75%
 12/31/2004 29.197 29.743        3
 12/31/2005 29.743 29.383        8
 12/31/2006 29.383 29.363       13
 12/31/2007 29.363 31.025       15
 12/31/2008 31.025 32.444       23
Mutual Global Discovery Securities Fund
1.90%
 12/31/2004 16.151 18.729       33
 12/31/2005 18.729 21.312       40
 12/31/2006 21.312 25.733       51
 12/31/2007 25.733 28.237       49
 12/31/2008 28.237 19.821       42
2.75%
 12/31/2004 15.198 17.475       24
 12/31/2005 17.475 19.717       73
 12/31/2006 19.717 23.606      111
 12/31/2007 23.606 25.683      116
 12/31/2008 25.683 17.875      129

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Mutual Shares Securities Fund
1.90%
 12/31/2004 16.170 17.869       76
 12/31/2005 17.869 19.384       91
 12/31/2006 19.384 22.516      108
 12/31/2007 22.516 22.858      127
 12/31/2008 22.858 14.105      113
2.75%
 12/31/2004 15.216 16.672       46
 12/31/2005 16.672 17.933      147
 12/31/2006 17.933 20.655      224
 12/31/2007 20.655 20.790      226
 12/31/2008 20.790 12.720      215
OpCap Mid Cap Portfolio
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.976        0
 12/31/2007  9.976 10.495        4
 12/31/2008 10.495  6.006        5
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        9
 12/31/2007  9.919 10.346       21
 12/31/2008 10.346  5.870       30
Oppenheimer Global Securities Fund/VA
1.90%
 12/31/2004  9.253 10.818       78
 12/31/2005 10.818 12.134       71
 12/31/2006 12.134 14.013       67
 12/31/2007 14.013 14.616       36
 12/31/2008 14.616  8.577       28
2.75%
 12/31/2004  9.024 10.461       43
 12/31/2005 10.461 11.634       51
 12/31/2006 11.634 13.322       51
 12/31/2007 13.322 13.777       52
 12/31/2008 13.777  8.016       31
Oppenheimer High Income Fund/VA
1.90%
 12/31/2004 11.001 11.761      139
 12/31/2005 11.761 11.807       98
 12/31/2006 11.807 12.677       33
 12/31/2007 12.677 12.424       30
 12/31/2008 12.424  2.600       33
2.75%
 12/31/2004 10.728 11.372        6
 12/31/2005 11.372 11.321        4
 12/31/2006 11.321 12.052        4
 12/31/2007 12.052 11.712        4
 12/31/2008 11.712  2.430        3

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Oppenheimer Main Street Fund/VA
1.90%
 12/31/2004  8.607  9.244      116
 12/31/2005  9.244  9.612      103
 12/31/2006  9.612 10.849       75
 12/31/2007 10.849 11.114       39
 12/31/2008 11.114  6.710       33
2.75%
 12/31/2004  8.394  8.938       48
 12/31/2005  8.938  9.216       56
 12/31/2006  9.216 10.314       54
 12/31/2007 10.314 10.477       50
 12/31/2008 10.477  6.271       49
PIMCO VIT All Asset Portfolio
1.90%
 12/31/2004    N/A 11.838       13
 12/31/2005 11.838 12.339       26
 12/31/2006 12.339 12.672       16
 12/31/2007 12.672 13.467        7
 12/31/2008 13.467 11.120       18
2.75%
 12/31/2004    N/A 11.771       14
 12/31/2005 11.771 12.166      139
 12/31/2006 12.166 12.388       59
 12/31/2007 12.388 13.054       44
 12/31/2008 13.054 10.687       50
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.000       22
 12/31/2006 11.000 10.459       20
 12/31/2007 10.459 12.645       19
 12/31/2008 12.645  6.974       38
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.937       16
 12/31/2006 10.937 10.311       48
 12/31/2007 10.311 12.361       52
 12/31/2008 12.361  6.759       67
PIMCO VIT Emerging Markets Bond Portfolio
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.891        4
 12/31/2006 10.891 11.678       25
 12/31/2007 11.678 12.124       30
 12/31/2008 12.124 10.159       26
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.829        5
 12/31/2006 10.829 11.513       18
 12/31/2007 11.513 11.851       24
 12/31/2008 11.851  9.846       31

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT Global Bond Portfolio (Unhedged)
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.318        0
 12/31/2006  9.318  9.568        1
 12/31/2007  9.568 10.302       15
 12/31/2008 10.302 10.022       10
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.265        2
 12/31/2006  9.265  9.433       11
 12/31/2007  9.433 10.070       18
 12/31/2008 10.070  9.713       23
PIMCO VIT High Yield Portfolio
1.90%
 12/31/2004 11.413 12.268       58
 12/31/2005 12.268 12.535       37
 12/31/2006 12.535 13.419       34
 12/31/2007 13.419 13.628       41
 12/31/2008 13.628 10.223       30
2.75%
 12/31/2004 11.131 11.863       43
 12/31/2005 11.863 12.018       84
 12/31/2006 12.018 12.758       82
 12/31/2007 12.758 12.846       74
 12/31/2008 12.846  9.555       64
PIMCO VIT Real Return Portfolio
1.90%
 12/31/2004 10.481 11.200      143
 12/31/2005 11.200 11.221      132
 12/31/2006 11.221 11.089      189
 12/31/2007 11.089 12.039      167
 12/31/2008 12.039 10.979      167
2.75%
 12/31/2004 10.421 11.042      104
 12/31/2005 11.042 10.969      232
 12/31/2006 10.969 10.748      224
 12/31/2007 10.748 11.570      166
 12/31/2008 11.570 10.462      168
PIMCO VIT StocksPLUS Growth and Income Portfolio
1.90%
 12/31/2004  8.625  9.377        2
 12/31/2005  9.377  9.521        1
 12/31/2006  9.521 10.735        1
 12/31/2007 10.735 11.254        1
 12/31/2008 11.254  6.335        1
2.75%
 12/31/2004  8.411  9.067        0
 12/31/2005  9.067  9.129        0
 12/31/2006  9.129 10.206        0
 12/31/2007 10.206 10.608        0
 12/31/2008 10.608  5.920        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT Total Return Portfolio
1.90%
 12/31/2004 11.730 12.071      131
 12/31/2005 12.071 12.135      117
 12/31/2006 12.135 12.366      134
 12/31/2007 12.366 13.195      129
 12/31/2008 13.195 13.567       89
2.75%
 12/31/2004 11.439 11.673       73
 12/31/2005 11.673 11.635      119
 12/31/2006 11.635 11.757      127
 12/31/2007 11.757 12.438      131
 12/31/2008 12.438 12.680      139
Seligman Smaller-Cap Value Portfolio
1.90%
 12/31/2004 14.668 17.263       53
 12/31/2005 17.263 16.265       46
 12/31/2006 16.265 19.351       42
 12/31/2007 19.351 19.771       27
 12/31/2008 19.771 11.729       22
2.75%
 12/31/2004 14.305 16.693       22
 12/31/2005 16.693 15.595       22
 12/31/2006 15.595 18.397       22
 12/31/2007 18.397 18.637       22
 12/31/2008 18.637 10.962        8
SP International Growth Portfolio
1.90%
 12/31/2004  5.512  6.280       30
 12/31/2005  6.280  7.136       31
 12/31/2006  7.136  8.414       31
 12/31/2007  8.414  9.834       26
 12/31/2008  9.834  4.777       26
2.75%
 12/31/2004  5.371  6.068        9
 12/31/2005  6.068  6.836        8
 12/31/2006  6.836  7.993        8
 12/31/2007  7.993  9.262        8
 12/31/2008  9.262  4.461        3
SP Strategic Partners Focused Growth Portfolio
1.90%
 12/31/2004  5.911  6.373       18
 12/31/2005  6.373  7.181       17
 12/31/2006  7.181  6.968       15
 12/31/2007  6.968  7.839        6
 12/31/2008  7.839  4.727        5
2.75%
 12/31/2004  5.759  6.158       13
 12/31/2005  6.158  6.879       19
 12/31/2006  6.879  6.619       18
 12/31/2007  6.619  7.383       14
 12/31/2008  7.383  4.414       14

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Templeton Foreign Securities Fund
1.90%
 12/31/2004 17.525 20.379        9
 12/31/2005 20.379 22.030       10
 12/31/2006 22.030 26.253       14
 12/31/2007 26.253 29.737       15
 12/31/2008 29.737 17.395       12
2.75%
 12/31/2004 15.834 18.257       30
 12/31/2005 18.257 19.569       67
 12/31/2006 19.569 23.123       84
 12/31/2007 23.123 25.969       68
 12/31/2008 25.969 15.062       61
Templeton Global Bond Securities Fund
1.90%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.551        2
 12/31/2008 29.551 30.792        3
2.75%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 25.301       19
 12/31/2008 25.301 26.141       24

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Templeton Growth Securities Fund
1.90%
 12/31/2004 18.907 21.523       16
 12/31/2005 21.523 22.990       23
 12/31/2006 22.990 27.478       34
 12/31/2007 27.478 27.591       60
 12/31/2008 27.591 15.614       54
2.75%
 12/31/2004 17.395 19.633       60
 12/31/2005 19.633 20.795       99
 12/31/2006 20.795 24.645      128
 12/31/2007 24.645 24.535      126
 12/31/2008 24.535 13.766      116

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX C - GMIB AND GPWB VALUE CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000
  (not including any bonus). You make no additional Purchase Payments and are the only Owner.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.
o You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.
o You have not yet reached your 80th birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP.

TRADITIONAL GBP EXAMPLE:
On the tenth Contract Anniversary the Traditional GMIB value is equal to:
  Total Purchase Payments:..........................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $100,000 =.....................-  12,500
     Traditional GMIB value as of the tenth Contract Anniversary:...$ 87,500

The Traditional GMIB value is less than the Contract Value and, therefore, GMIB Payments would not be available. However, fixed Traditional Annuity Payments based on the $140,000 Contract Value would be available. GPWB Payments would be available, but you can withdraw more money under the partial withdrawal privilege.

ENHANCED GBP EXAMPLE:
On the tenth Contract Anniversary, the Enhanced GMIB value is equal to 1 or 2:
1)The 7% AIA
  Initial Purchase Payment.......................................$100,000.00
     Increased by 7% on the first Contract Anniversary......x           1.07
           ......................................................$107,000.00
     Increased by 7% on the second Contract Anniversary.....x           1.07
           ......................................................$114,490.00
     Increased by 7% on the third Contract Anniversary......x           1.07
           ......................................................$122,504.30
  On the ninth Contract Anniversary the 7% AIA is................$183,845.92
  Reduced proportionately by the percentage of Contract Value withdrawn:
   ($20,000 / $160,000) = 0.125 x $183,845.92 =................-   22,980.74
           ......................................................$160,865.18
  Increased by 7% on the tenth Contract Anniversary.........x           1.07
           ......................................................$172,125.74
     Verifying that the 7% AIA is within the maximum limit:
       2 times Purchase Payments: 2 x $100,000 =.........$200,000
       Reduced proportionately by the percentage of Contract Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $200,000 =......-   25,000
                                                         $175,000
     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

2)The MAV
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
      ($20,000 / $160,000) = 0.125 x $180,000 =...................-   22,500
           .........................................................$157,500

The 7% AIA is greater than the MAV, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $172,125.74. However, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value may be more than GMIB Payments based on the 7% AIA depending on the current interest rates available at the time of annuitization. GPWB Payments would also be available, but GPWB Payments would be based on the greater of the MAV ($157,500) or the 5% AIA.

The 5% AIA
  Initial Purchase Payment.......................................$100,000.00
     Increased by 5% on the first Contract Anniversary......x           1.05
           ......................................................$105,000.00
     Increased by 5% on the second Contract Anniversary.....x           1.05
           ......................................................$110,250.00
     Increased by 5% on the third Contract Anniversary......x           1.05
           ......................................................$115,762.50
     On the ninth Contract Anniversary the 5% AIA is.............$155,132.82
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $155,132.82 =..............-   19,391.60
           ......................................................$135,741.22
     Increased by 5% on the tenth Contract Anniversary......x           1.05
           ......................................................$142,528.28
     Verifying that the 5% AIA is within the maximum limit:
       2 times Purchase Payments made in the first five Contract
         Years: 2 x $100,000 =...........................$200,000
       Reduced proportionately by the percentage of Contract Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $200,000 =......-   25,000
                                                         $175,000
     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000
  (not including any bonus). You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       .............................................................$ 87,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

IF YOU SELECTED THE ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Enhanced GMDB value, which is the MAV:
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $180,000 =.....................-  22,500
       .............................................................$157,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the 157,500 MAV.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you receive a 6% bonus, and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 10% of your total Purchase Payments (not including any bonus), less any previous withdrawals taken during the current Contract Year under the partial withdrawal privilege or as a RMD payment. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year there would be $10,000 available under the partial withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract Value is $85,000 and the withdrawal charge is 8.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the partial withdrawal privilege.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments (not including any bonus) less any withdrawals
= $100,000 - $0 = ............................................$100,000
  Reduced by the amount of the partial withdrawal privilege = 10% x
  $100,000 =................................................-   10,000
  ...........................................................$  90,000
  Multiplied by the withdrawal charge.......................x     8.5%
       .....................................................$    7,650
Therefore, we would withdraw $85,000 from the Contract and pay you $77,350 ($85,000 less the $7,650 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A
  FULL WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $10,000. The $9,000 withdrawn is not subject to a withdrawal charge.
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 8.5%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the partial withdrawal privilege.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments (not including any bonus) less any withdrawals
= $100,000 - $9,000 = ........................................$ 91,000
  Reduced by the amount of the partial withdrawal privilege = 10% x
  $100,000 =.................................................-  10,000
  ............................................................$ 81,000
  Multiplied by the withdrawal charge........................x    8.5%
       ......................................................$   6,885
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $83,115 ($90,000 less the $6,885 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $92,115.

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED
  BY A FULL WITHDRAWAL:
o You take a partial withdrawal of $13,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the partial withdrawal privilege at this time is $10,000, so $3,000 of the withdrawal is subject to a withdrawal charge.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount of the withdrawal that is subject to a withdrawal charge$
  3,000...............................................................
  Multiplied by the withdrawal charge.........................x   8.5%
       ......................................................$     255
Therefore, we would withdraw $13,255 from the Contract and pay you $13,000.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 8.5%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the partial withdrawal privilege.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments (not including any bonus) less any withdrawals
 = $100,000 - $13,000 = ......................................$ 87,000
  Reduced by the amount of the partial withdrawal privilege = 10% x
  $100,000 =.................................................-  10,000
  ............................................................$ 77,000
  Multiplied by the withdrawal charge........................x    8.5%
       ......................................................$   6,545
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $83,455 ($90,000 less the $6,545 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $96,455.

     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits and (if applicable) the GMIB and/or GPWB values change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
  One Chase Manhattan Plaza, 37[th] Floor
  New York, NY 10005-1423
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the Service Center address listed on your application.


     The Allianz Opportunity[{R}] NY Variable Annuity Contract Prospectus -
                                 April 27, 2009

                                      SAI

                      STATEMENT OF ADDITIONAL INFORMATION
                        ALLIANZ OPPORTUNITY[TM] NEW YORK
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
            ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C
                           (THE SEPARATE ACCOUNT) AND
                  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                    (ALLIANZ LIFE OF NEW YORK, WE, US, OUR)

                                 APRIL 27, 2009

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                     One Chase Manhattan Plaza, 37th Floor
                            New York, NY 10005-1423
                                 (800) 624-0197

                               TABLE OF CONTENTS
                    ALLIANZ LIFE OF NEW YORK.............................2
                    EXPERTS..............................................2
                    LEGAL OPINIONS.......................................2
                    DISTRIBUTOR..........................................2
                    REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE....3
                    FEDERAL TAX STATUS...................................3
                     General.............................................3
                     Diversification.....................................4
                     Owner Control.......................................4
                     Contracts Owned by Non-Individuals..................5
                     Income Tax Withholding..............................5
                     Required Distributions..............................5
                     Qualified Contracts.................................6
                    ANNUITY PROVISIONS...................................6
                     Annuity Units/Calculating Variable Annuity Payments.7
                    MORTALITY AND EXPENSE RISK GUARANTEE.................7
                    INFORMATION ON ORIGINAL CONTRACTS....................8
                    ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED
                    FROM  FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH
                    THE ENHANCED GBP.....................................8
                     Calculating the AIAs................................8
                     Calculating the MAV.................................9
                    FINANCIAL STATEMENTS.................................9
                    APPENDIX - CONDENSED FINANCIAL INFORMATION..........10

                                                                     OPPSAI-0409

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life of NY Variable Account C as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the financial statements and supplemental schedules of Allianz Life Insurance Company of New York as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life of New York refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                      $5,508,561.44                                            $0
    2007                      $5,838,450.54                                            $0
    2008                      $7,945,634.64                                            $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009
payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009
dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009
attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

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                                 April 27, 2009

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of either 3% or 4.5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life of New York guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

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                                 April 27, 2009

INFORMATION ON ORIGINAL CONTRACTS
Original Contracts were offered from October 2002 to February 19, 2004 and were replaced by currently offered Contracts. Original Contracts are no longer offered for sale but Owners of these Contracts can still make additional Purchase Payments and, therefore, we are including information on these Original-Contracts in this SAI.

Original Contracts offered a fixed account as an Investment Choice under our general account, but did not offer the DCA Fixed Option. In addition, both the fixed account and the Investment Options were available under the Standard DCA option on Original Contracts. Also, Annuity Option 6 was only available for fixed payouts on Original Contracts.

ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED FROM
FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH THE ENHANCED GBP
If your Contract was issued during the period beginning on February 19, 2004 and ending on April 28, 2006 and you elected to include the Enhanced GBP in your Contract, the Enhanced GMIB value and Enhanced GPWB value are calculated differently than is indicated in the current prospectus.

The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o the AIA; or
o the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%.

If the MAV is greater than both the 3% AIA and 5% AIA, the Enhanced GMIB value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 3% AIA or the 5% AIA. If only the 5% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 5% AIA or the MAV.

THE 5% AIA MAY BE MORE LIMITED THAN THE 3% AIA BECAUSE:
o the 5% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 5% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE AIAS
If the Enhanced GMIB endorsement was effective on the Issue Date each AIA is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, each AIA is initially equal to the Contract Value (including any bonus) on the endorsement effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to:
o its value on the immediately preceding Business Day;
o plus any additional Purchase Payments (not including any bonus) received that day;
o reduced proportionately by the percentage of any Contract Value
  (including any bonus) applied to a traditional Partial Annuitization that day; and
o reduced proportionately by the percentage of Contract Value withdrawn that day (including any bonus and withdrawal charge).

ON EVERY CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY*, each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 5% for Contracts with the 5% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY*, we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age.

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                                 April 27, 2009

WE LIMIT THE 3% AIA TO A MAXIMUM OF:
o 1.5 times total Purchase Payments (not including any bonus) received,
o reduced proportionately by the percentage of any Contract Value
  (including any bonus) applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any bonus and withdrawal charge) for each withdrawal taken.

WE LIMIT THE 5% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments (not including any bonus) received in the first five Contract Years,
o reduced proportionately by the percentage of any Contract Value
  (including any bonus) applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any bonus and withdrawal charge) for each withdrawal taken.

CALCULATING THE MAV
If the Enhanced GMIB endorsement was effective on the Issue Date, the MAV is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, the MAV is initially equal to the Contract Value (including any bonus) on the endorsement effective date. After the endorsement effective date the MAV is calculated as indicated in prospectus section 2, The Annuity Phase - Enhanced GMDB Value.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value (including any bonus) at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

While the 5% AIA may be larger than the 3% AIA and/or the MAV, it may produce a lower GMIB Payment because under the 5% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 5% AIA would always be less than the GMIB Payment available under the 3% AIA or the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 5% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO THE GMIB VALUE ON THAT DATE.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. Before you exercise the GPWB, your GPWB value is equal to your GMIB value. If you have the Enhanced GPWB you can choose whether your Enhanced GPWB value is equal to the 5% AIA, the 3% AIA or the MAV. Although the 5% AIA may be the greatest amount it may also be more limited because you can only request a maximum of 5% of GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the 3% AIA or the MAV. For more details on how the GMIB values are calculated please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in prospectus section 2, The Annuity Phase.

The Owner can elect to receive GPWB Payments of up to:
o 10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the 3% AIA or MAV applies, or
o 5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

FINANCIAL STATEMENTS
The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.

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                                 April 27, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for all Contracts is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                                  M&E CHARGES
OPR 1  Allianz Opportunity - Original Contract with the Traditional GMDB (years 2004 to 2008 are shown in the               1.90%
      prospectus)
OPR 2. Allianz Opportunity - Original Contract with the Enhanced GMDB                                                       2.10%
OPR 3. Allianz Opportunity - Traditional GMDB and Traditional GBP                                                           2.10%
OPR 4. Allianz Opportunity - Enhanced GMDB and Traditional GBP                                                              2.25%
OPR 5. Allianz Opportunity - Traditional GMDB and Enhanced GBP                                                              2.60%


(Number of Accumulation Units in thousands)

                                          Number of
                                 AUV      Accumulation
          Period                 at       Units
          or        AUV at       End      Outstanding
Benefit   Year      Beginning    of       at End of
Option *  Ended     of Period    Period   Period
------------------------------------------------------------
Investment Option
------------------------------------------------------------
AZL AIM International Equity Fund
OPR 1      1.90%
      12/31/2002        N/A      8.057      0
      12/31/2003      8.057     10.051      4
OPR 2      2.10%
      12/31/2002        N/A      8.046      0
      12/31/2003      8.046     10.017      2
      12/31/2004     10.017     11.979      5
      12/31/2005     11.979     13.650      7
      12/31/2006     13.650     16.982     16
      12/31/2007     16.982     19.058     15
      12/31/2008     19.058     10.915      9
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.017      0
      12/31/2004     10.017     11.979      0
      12/31/2005     11.979     13.650      0
      12/31/2006     13.650     16.982      6
      12/31/2007     16.982     19.058      5
      12/31/2008     19.058     10.915      5
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.992      0
      12/31/2004      9.992     11.931      0
      12/31/2005     11.931     13.575      1
      12/31/2006     13.575     16.863      1
      12/31/2007     16.863     18.897      0
      12/31/2008     18.897     10.806      1
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.934      0
      12/31/2004      9.934     11.819      9
      12/31/2005     11.819     13.401     16
      12/31/2006     13.401     16.590     24
      12/31/2007     16.590     18.525     38
      12/31/2008     18.525     10.557     37
AZL BlackRock Capital Appreciation Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.911      2
      12/31/2006     11.911     11.847      2
      12/31/2007     11.847     12.867      6
      12/31/2008     12.867      8.016      4
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.911      0
      12/31/2006     11.911     11.847      1
      12/31/2007     11.847     12.867      0
      12/31/2008     12.867      8.016      1

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.899      0
      12/31/2006     11.899     11.818      0
      12/31/2007     11.818     12.815      0
      12/31/2008     12.815      7.972      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.871      3
      12/31/2006     11.871     11.749     20
      12/31/2007     11.749     12.696     17
      12/31/2008     12.696      7.870     17
AZL BlackRock Growth Fund
OPR 1      1.90%
      12/31/2002        N/A      7.523      0
      12/31/2003      7.523     10.075      1
OPR 2      2.10%
      12/31/2002        N/A      7.513      0
      12/31/2003      7.513     10.041      1
      12/31/2004     10.041     10.626      1
      12/31/2005     10.626     11.556      1
      12/31/2006     11.556     11.396      5
      12/31/2007     11.396     12.834     16
      12/31/2008     12.834      4.938     26
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.041      0
      12/31/2004     10.041     10.626      0
      12/31/2005     10.626     11.556      0
      12/31/2006     11.556     11.396      2
      12/31/2007     11.396     12.834      3
      12/31/2008     12.834      4.938      7
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.016      0
      12/31/2004     10.016     10.584      1
      12/31/2005     10.584     11.493      1
      12/31/2006     11.493     11.316      1
      12/31/2007     11.316     12.725      1
      12/31/2008     12.725      4.889      3
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.958      0
      12/31/2004      9.958     10.485      9
      12/31/2005     10.485     11.346     11
      12/31/2006     11.346     11.133     26
      12/31/2007     11.133     12.475     23
      12/31/2008     12.475      4.776     37
AZL Columbia Mid Cap Value Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     10.030      0
      12/31/2007     10.030     10.198      1
      12/31/2008     10.198      4.778      1
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     10.030      0
      12/31/2007     10.030     10.198      0
      12/31/2008     10.198      4.778      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     10.019      0
      12/31/2007     10.019     10.173      0
      12/31/2008     10.173      4.759      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.996      2
      12/31/2007      9.996     10.113      6
      12/31/2008     10.113      4.715      8
AZL Columbia Small Cap Value Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     12.001      1
      12/31/2005     12.001     12.151      3
      12/31/2006     12.151     13.494      4
      12/31/2007     13.494     12.124      0
      12/31/2008     12.124      8.062      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     12.001      0
      12/31/2005     12.001     12.151      0
      12/31/2006     12.151     13.494      3
      12/31/2007     13.494     12.124      2
      12/31/2008     12.124      8.062      3

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.989      0
      12/31/2005     11.989     12.121      1
      12/31/2006     12.121     13.440      1
      12/31/2007     13.440     12.057      0
      12/31/2008     12.057      8.006      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.961      0
      12/31/2005     11.961     12.050      2
      12/31/2006     12.050     13.315     15
      12/31/2007     13.315     11.903     21
      12/31/2008     11.903      7.876     26
AZL Columbia Technology Fund
OPR 1      1.90%
      12/31/2002        N/A      6.202      0
      12/31/2003      6.202      8.638     20
OPR 2      2.10%
      12/31/2002        N/A      6.187      0
      12/31/2003      6.187      8.601      6
      12/31/2004      8.601      8.057      8
      12/31/2005      8.057      7.945      6
      12/31/2006      7.945      7.980      9
      12/31/2007      7.980      9.591      9
      12/31/2008      9.591      4.636     10
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.601      0
      12/31/2004      8.601      8.057      0
      12/31/2005      8.057      7.945      0
      12/31/2006      7.945      7.980      0
      12/31/2007      7.980      9.591      3
      12/31/2008      9.591      4.636      4
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.573      0
      12/31/2004      8.573      8.019      1
      12/31/2005      8.019      7.896      1
      12/31/2006      7.896      7.918      1
      12/31/2007      7.918      9.502      1
      12/31/2008      9.502      4.586      1
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.508      0
      12/31/2004      8.508      7.930      2
      12/31/2005      7.930      7.782      8
      12/31/2006      7.782      7.777     29
      12/31/2007      7.777      9.300     47
      12/31/2008      9.300      4.473     32
AZL Davis NY Venture Fund
OPR 1      1.90%
      12/31/2002        N/A      7.763      1
      12/31/2003      7.763      9.858     12
OPR 2      2.10%
      12/31/2002        N/A      7.745      0
      12/31/2003      7.745      9.815     12
      12/31/2004      9.815     10.626     15
      12/31/2005     10.626     11.413     19
      12/31/2006     11.413     12.731     26
      12/31/2007     12.731     12.982     24
      12/31/2008     12.982      7.563     53
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.815      0
      12/31/2004      9.815     10.626      1
      12/31/2005     10.626     11.413      6
      12/31/2006     11.413     12.731     13
      12/31/2007     12.731     12.982     14
      12/31/2008     12.982      7.563     16
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.784      0
      12/31/2004      9.784     10.575     25
      12/31/2005     10.575     11.342      5
      12/31/2006     11.342     12.633     25
      12/31/2007     12.633     12.863      4
      12/31/2008     12.863      7.482     13
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.710      0
      12/31/2004      9.710     10.459      8
      12/31/2005     10.459     11.178     26
      12/31/2006     11.178     12.407     46
      12/31/2007     12.407     12.588     59
      12/31/2008     12.588      7.297     87
AZL Dreyfus Equity Growth Fund
OPR 1      1.90%
      12/31/2002        N/A      7.151      0
      12/31/2003      7.151      8.718     16
OPR 2      2.10%
      12/31/2002        N/A      7.135      0
      12/31/2003      7.135      8.680     18
      12/31/2004      8.680      9.156     21
      12/31/2005      9.156      9.375     18
      12/31/2006      9.375     10.367     19
      12/31/2007     10.367     11.039     26
      12/31/2008     11.039      6.309     10
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.680      0
      12/31/2004      8.680      9.156      0
      12/31/2005      9.156      9.375      0
      12/31/2006      9.375     10.367      2
      12/31/2007     10.367     11.039      7
      12/31/2008     11.039      6.309      7

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.652      0
      12/31/2004      8.652      9.112      0
      12/31/2005      9.112      9.316      1
      12/31/2006      9.316     10.287      0
      12/31/2007     10.287     10.938      1
      12/31/2008     10.938      6.242      1
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.587      0
      12/31/2004      8.587      9.012     12
      12/31/2005      9.012      9.182     17
      12/31/2006      9.182     10.103     33
      12/31/2007     10.103     10.704     60
      12/31/2008     10.704      6.087     50
AZL First Trust Target Double Play Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.919      0
      12/31/2007      9.919     10.534      0
      12/31/2008     10.534      4.780      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.919      0
      12/31/2007      9.919     10.534      0
      12/31/2008     10.534      4.780      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.919      0
      12/31/2007      9.919     10.518      0
      12/31/2008     10.518      4.766      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.919      0
      12/31/2007      9.919     10.481      0
      12/31/2008     10.481      4.732      2
AZL Franklin Small Cap Value Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.675     11
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.658      4
      12/31/2004     12.658     15.257      9
      12/31/2005     15.257     15.991     10
      12/31/2006     15.991     18.074     19
      12/31/2007     18.074     16.923     12
      12/31/2008     16.923     10.981      9
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.658      0
      12/31/2004     12.658     15.257      0
      12/31/2005     15.257     15.991      4
      12/31/2006     15.991     18.074      7
      12/31/2007     18.074     16.923      7
      12/31/2008     16.923     10.981      3
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.645      0
      12/31/2004     12.645     15.219      1
      12/31/2005     15.219     15.927      3
      12/31/2006     15.927     17.974      3
      12/31/2007     17.974     16.804      8
      12/31/2008     16.804     10.888      8
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.616      0
      12/31/2004     12.616     15.130      7
      12/31/2005     15.130     15.779     27
      12/31/2006     15.779     17.745     36
      12/31/2007     17.745     16.532     26
      12/31/2008     16.532     10.673     25
AZL Fusion Balanced Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.580      4
      12/31/2006     10.580     11.343      8
      12/31/2007     11.343     11.897     17
      12/31/2008     11.897      8.452     17
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.580      1
      12/31/2006     10.580     11.343     10
      12/31/2007     11.343     11.897      9
      12/31/2008     11.897      8.452      9

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.569      0
      12/31/2006     10.569     11.315      0
      12/31/2007     11.315     11.849      0
      12/31/2008     11.849      8.405      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.544     12
      12/31/2006     10.544     11.249     37
      12/31/2007     11.249     11.739     23
      12/31/2008     11.739      8.298     12
AZL Fusion Growth Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.053     25
      12/31/2006     11.053     12.145     27
      12/31/2007     12.145     12.575     25
      12/31/2008     12.575      7.519     32
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.053      5
      12/31/2006     11.053     12.145     12
      12/31/2007     12.145     12.575     17
      12/31/2008     12.575      7.519     10
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.042      0
      12/31/2006     11.042     12.115      0
      12/31/2007     12.115     12.525      0
      12/31/2008     12.525      7.477      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.016     34
      12/31/2006     11.016     12.044    200
      12/31/2007     12.044     12.408    191
      12/31/2008     12.408      7.382    168
AZL Fusion Moderate Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.757     16
      12/31/2006     10.757     11.663     23
      12/31/2007     11.663     12.166     29
      12/31/2008     12.166      8.011     32
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.757      9
      12/31/2006     10.757     11.663     33
      12/31/2007     11.663     12.166     40
      12/31/2008     12.166      8.011     33
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.746      0
      12/31/2006     10.746     11.634      4
      12/31/2007     11.634     12.117     30
      12/31/2008     12.117      7.966     27
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.721     58
      12/31/2006     10.721     11.566    128
      12/31/2007     11.566     12.004     93
      12/31/2008     12.004      7.865     94
AZL Jennison 20/20 Focus Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     12.188      3
      12/31/2006     12.188     13.462      5
      12/31/2007     13.462     14.595     14
      12/31/2008     14.595      8.559     20
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     12.188      0
      12/31/2006     12.188     13.462      5
      12/31/2007     13.462     14.595      6
      12/31/2008     14.595      8.559      6

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     12.176      0
      12/31/2006     12.176     13.428      0
      12/31/2007     13.428     14.537      8
      12/31/2008     14.537      8.512      8
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     12.148     17
      12/31/2006     12.148     13.350     37
      12/31/2007     13.350     14.401     31
      12/31/2008     14.401      8.403     34
AZL JPMorgan Large Cap Equity Fund
OPR 1      1.90%
      12/31/2002        N/A      8.064      0
      12/31/2003      8.064      9.961     16
OPR 2      2.10%
      12/31/2002        N/A      8.045      0
      12/31/2003      8.045      9.918      7
      12/31/2004      9.918     11.183     10
      12/31/2005     11.183     11.637     19
      12/31/2006     11.637     12.160     33
      12/31/2007     12.160     11.169     30
      12/31/2008     11.169      4.933     21
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.918      0
      12/31/2004      9.918     11.183      0
      12/31/2005     11.183     11.637      1
      12/31/2006     11.637     12.160     24
      12/31/2007     12.160     11.169     18
      12/31/2008     11.169      4.933     14
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.886      0
      12/31/2004      9.886     11.130      1
      12/31/2005     11.130     11.565      1
      12/31/2006     11.565     12.067      0
      12/31/2007     12.067     11.066      0
      12/31/2008     11.066      4.880      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.811      0
      12/31/2004      9.811     11.007      2
      12/31/2005     11.007     11.397     23
      12/31/2006     11.397     11.851     27
      12/31/2007     11.851     10.830     16
      12/31/2008     10.830      4.760     13
AZL JPMorgan U.S. Equity Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     10.708      4
      12/31/2005     10.708     11.058      3
      12/31/2006     11.058     12.409      6
      12/31/2007     12.409     12.611      5
      12/31/2008     12.611      7.572      4
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     10.708      7
      12/31/2005     10.708     11.058      9
      12/31/2006     11.058     12.409     12
      12/31/2007     12.409     12.611      9
      12/31/2008     12.611      7.572      8
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     10.697      6
      12/31/2005     10.697     11.030      9
      12/31/2006     11.030     12.359      9
      12/31/2007     12.359     12.542      7
      12/31/2008     12.542      7.519      4
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     10.672     33
      12/31/2005     10.672     10.966     48
      12/31/2006     10.966     12.245     48
      12/31/2007     12.245     12.382     43
      12/31/2008     12.382      7.397     42
AZL Money Market Fund
OPR 1      1.90%
      12/31/2002        N/A     10.004      0
      12/31/2003     10.004      9.850    295
OPR 2      2.10%
      12/31/2002        N/A      9.965      0
      12/31/2003      9.965      9.792     17
      12/31/2004      9.792      9.652     49
      12/31/2005      9.652      9.695     17
      12/31/2006      9.695      9.916     31
      12/31/2007      9.916     10.175     44
      12/31/2008     10.175     10.207     69
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.792      0
      12/31/2004      9.792      9.652      0
      12/31/2005      9.652      9.695     10
      12/31/2006      9.695      9.916     39
      12/31/2007      9.916     10.175     47
      12/31/2008     10.175     10.207     47

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.749      0
      12/31/2004      9.749      9.595      1
      12/31/2005      9.595      9.624    110
      12/31/2006      9.624      9.828      7
      12/31/2007      9.828     10.070      8
      12/31/2008     10.070     10.086      8
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.648      0
      12/31/2004      9.648      9.464     50
      12/31/2005      9.464      9.459     86
      12/31/2006      9.459      9.626    103
      12/31/2007      9.626      9.828    145
      12/31/2008      9.828      9.809    142
AZL NACM International Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.427      1
      12/31/2008      9.427      5.085      1
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.427      0
      12/31/2008      9.427      5.085      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.417      0
      12/31/2008      9.417      5.072      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.395      0
      12/31/2008      9.395      5.042      0
AZL OCC Opportunity Fund
OPR 1      1.90%
      12/31/2002        N/A      7.987      0
      12/31/2003      7.987     12.699      6
OPR 2      2.10%
      12/31/2002        N/A      7.977      0
      12/31/2003      7.977     12.656      3
      12/31/2004     12.656     13.355     10
      12/31/2005     13.355     13.742     11
      12/31/2006     13.742     15.029     12
      12/31/2007     15.029     16.022     10
      12/31/2008     16.022      8.291      9
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.656      0
      12/31/2004     12.656     13.355      3
      12/31/2005     13.355     13.742      3
      12/31/2006     13.742     15.029      7
      12/31/2007     15.029     16.022      4
      12/31/2008     16.022      8.291      3
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.625      0
      12/31/2004     12.625     13.301      0
      12/31/2005     13.301     13.667      2
      12/31/2006     13.667     14.924      2
      12/31/2007     14.924     15.887      2
      12/31/2008     15.887      8.208      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.551      0
      12/31/2004     12.551     13.177      7
      12/31/2005     13.177     13.492     13
      12/31/2006     13.492     14.682     25
      12/31/2007     14.682     15.574     23
      12/31/2008     15.574      8.019     15
AZL Oppenheimer Global Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.418      2
      12/31/2005     11.418     12.592      4
      12/31/2006     12.592     14.340     11
      12/31/2007     14.340     14.849      9
      12/31/2008     14.849      8.571      7
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.418      2
      12/31/2005     11.418     12.592      6
      12/31/2006     12.592     14.340      7
      12/31/2007     14.340     14.849      7
      12/31/2008     14.849      8.571      3

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.406      3
      12/31/2005     11.406     12.561      6
      12/31/2006     12.561     14.283      6
      12/31/2007     14.283     14.767      5
      12/31/2008     14.767      8.511      5
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.380     20
      12/31/2005     11.380     12.488     48
      12/31/2006     12.488     14.150     61
      12/31/2007     14.150     14.579     56
      12/31/2008     14.579      8.373     58
AZL Oppenheimer International Growth Fund
OPR 1      1.90%
      12/31/2002        N/A      8.633      0
      12/31/2003      8.633     11.331      3
OPR 2      2.10%
      12/31/2002        N/A      8.613      0
      12/31/2003      8.613     11.282      0
      12/31/2004     11.282     12.647      5
      12/31/2005     12.647     14.141      4
      12/31/2006     14.141     17.861     11
      12/31/2007     17.861     19.637     11
      12/31/2008     19.637     10.740     10
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.282      0
      12/31/2004     11.282     12.647      0
      12/31/2005     12.647     14.141      1
      12/31/2006     14.141     17.861      1
      12/31/2007     17.861     19.637      4
      12/31/2008     19.637     10.740      4
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.246      0
      12/31/2004     11.246     12.587      0
      12/31/2005     12.587     14.053      1
      12/31/2006     14.053     17.723      1
      12/31/2007     17.723     19.457      1
      12/31/2008     19.457     10.625      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.161      0
      12/31/2004     11.161     12.448      0
      12/31/2005     12.448     13.849      5
      12/31/2006     13.849     17.406     19
      12/31/2007     17.406     19.041     33
      12/31/2008     19.041     10.362     20
AZL PIMCO Fundamental IndexPLUS Total Return Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     11.029      4
      12/31/2007     11.029     11.518      0
      12/31/2008     11.518      6.670      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     11.029      0
      12/31/2007     11.029     11.518      1
      12/31/2008     11.518      6.670      2
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     11.018      0
      12/31/2007     11.018     11.490      0
      12/31/2008     11.490      6.643      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     10.992      2
      12/31/2007     10.992     11.422      5
      12/31/2008     11.422      6.581      7
AZL S&P 500 Index Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.836      0
      12/31/2008      9.836      6.008     40
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.836      0
      12/31/2008      9.836      6.008     12

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.826      0
      12/31/2008      9.826      5.993     18
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.803      0
      12/31/2008      9.803      5.958     23
AZL Schroder Emerging Markets Equity Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     10.422      9
      12/31/2007     10.422     13.298      8
      12/31/2008     13.298      6.265      7
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     10.422      5
      12/31/2007     10.422     13.298      9
      12/31/2008     13.298      6.265      6
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     10.412      0
      12/31/2007     10.412     13.265      0
      12/31/2008     13.265      6.240      1
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     10.388      5
      12/31/2007     10.388     13.187     36
      12/31/2008     13.187      6.182     86
AZL Schroder International Small Cap Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.199      1
      12/31/2008      9.199      4.902      1
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.199      0
      12/31/2008      9.199      4.902      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.190      0
      12/31/2008      9.190      4.890      1
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.169      3
      12/31/2008      9.169      4.861      4
AZL Small Cap Stock Index Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.285      0
      12/31/2008      9.285      6.279     15
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.285      2
      12/31/2008      9.285      6.279      6

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.276      0
      12/31/2008      9.276      6.263      7
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.254      1
      12/31/2008      9.254      6.226     39
AZL TargetPLUS Balanced Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     10.069      0
      12/31/2008     10.069      7.453      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     10.069      0
      12/31/2008     10.069      7.453      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     10.059      0
      12/31/2008     10.059      7.435      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     10.035      0
      12/31/2008     10.035      7.391      0
AZL TargetPLUS Equity Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.919      0
      12/31/2007      9.919     10.450      7
      12/31/2008     10.450      5.267      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.919      0
      12/31/2007      9.919     10.450      0
      12/31/2008     10.450      5.267      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.919      0
      12/31/2007      9.919     10.434     15
      12/31/2008     10.434      5.251      9
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.919      0
      12/31/2007      9.919     10.397     27
      12/31/2008     10.397      5.214     25
AZL TargetPLUS Growth Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.893      0
      12/31/2008      9.893      5.872      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.893      0
      12/31/2008      9.893      5.872     28

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.883      0
      12/31/2008      9.883      5.858      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.859      0
      12/31/2008      9.859      5.823      0
AZL TargetPLUS Moderate Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     10.032      0
      12/31/2008     10.032      6.643      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     10.032      0
      12/31/2008     10.032      6.643      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     10.022      0
      12/31/2008     10.022      6.627      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.999      0
      12/31/2008      9.999      6.588      0
AZL Turner Quantitative Small Cap Growth Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.073      0
      12/31/2006     11.073     12.070      1
      12/31/2007     12.070     12.535      1
      12/31/2008     12.535      6.953      1
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.073      0
      12/31/2006     11.073     12.070      1
      12/31/2007     12.070     12.535      1
      12/31/2008     12.535      6.953      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.062      0
      12/31/2006     11.062     12.039      0
      12/31/2007     12.039     12.485      0
      12/31/2008     12.485      6.915      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     11.036      1
      12/31/2006     11.036     11.969      3
      12/31/2007     11.969     12.369      3
      12/31/2008     12.369      6.827      4
AZL Van Kampen Comstock Fund
OPR 1      1.90%
      12/31/2002        N/A      7.325      0
      12/31/2003      7.325      9.382      9
OPR 2      2.10%
      12/31/2002        N/A      7.301      1
      12/31/2003      7.301      9.332     13
      12/31/2004      9.332     10.702     20
      12/31/2005     10.702     10.891     17
      12/31/2006     10.891     12.346     22
      12/31/2007     12.346     11.820     37
      12/31/2008     11.820      7.386     36
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.332      0
      12/31/2004      9.332     10.702      0
      12/31/2005     10.702     10.891     12
      12/31/2006     10.891     12.346     12
      12/31/2007     12.346     11.820      5
      12/31/2008     11.820      7.386      0

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.295      0
      12/31/2004      9.295     10.643      0
      12/31/2005     10.643     10.815      6
      12/31/2006     10.815     12.242      6
      12/31/2007     12.242     11.703      2
      12/31/2008     11.703      7.301      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.208      0
      12/31/2004      9.208     10.507     41
      12/31/2005     10.507     10.639     55
      12/31/2006     10.639     12.001     55
      12/31/2007     12.001     11.432     69
      12/31/2008     11.432      7.108     66
AZL Van Kampen Equity and Income Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     10.759      4
      12/31/2005     10.759     11.248      5
      12/31/2006     11.248     12.393      8
      12/31/2007     12.393     12.506      5
      12/31/2008     12.506      9.317      4
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     10.759      0
      12/31/2005     10.759     11.248      0
      12/31/2006     11.248     12.393      3
      12/31/2007     12.393     12.506      2
      12/31/2008     12.506      9.317      2
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     10.748      0
      12/31/2005     10.748     11.219      0
      12/31/2006     11.219     12.344      0
      12/31/2007     12.344     12.438      0
      12/31/2008     12.438      9.252      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     10.723      7
      12/31/2005     10.723     11.154     13
      12/31/2006     11.154     12.229     18
      12/31/2007     12.229     12.279     12
      12/31/2008     12.279      9.101      9
AZL Van Kampen Global Franchise Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.233      2
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.217      2
      12/31/2004     12.217     13.422      2
      12/31/2005     13.422     14.675      3
      12/31/2006     14.675     17.425      4
      12/31/2007     17.425     18.736      5
      12/31/2008     18.736     13.105      1
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.217      0
      12/31/2004     12.217     13.422      0
      12/31/2005     13.422     14.675      0
      12/31/2006     14.675     17.425      1
      12/31/2007     17.425     18.736      1
      12/31/2008     18.736     13.105      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.204      0
      12/31/2004     12.204     13.389      0
      12/31/2005     13.389     14.616      4
      12/31/2006     14.616     17.329      4
      12/31/2007     17.329     18.605     10
      12/31/2008     18.605     12.994     10
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     12.176      0
      12/31/2004     12.176     13.310      7
      12/31/2005     13.310     14.480     13
      12/31/2006     14.480     17.108     26
      12/31/2007     17.108     18.303     31
      12/31/2008     18.303     12.739     30
AZL Van Kampen Global Real Estate Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     11.995      3
      12/31/2007     11.995     10.725      2
      12/31/2008     10.725      5.689      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     11.995      4
      12/31/2007     11.995     10.725      2
      12/31/2008     10.725      5.689      1

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     11.983      0
      12/31/2007     11.983     10.698      7
      12/31/2008     10.698      5.666      6
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A     11.955     11
      12/31/2007     11.955     10.636     19
      12/31/2008     10.636      5.613     18
AZL Van Kampen Growth and Income Fund
OPR 1      1.90%
      12/31/2002        N/A      8.063      0
      12/31/2003      8.063     10.084     22
OPR 2      2.10%
      12/31/2002        N/A      8.036      0
      12/31/2003      8.036     10.030     37
      12/31/2004     10.030     11.178     39
      12/31/2005     11.178     11.957     34
      12/31/2006     11.957     13.571     52
      12/31/2007     13.571     13.639     13
      12/31/2008     13.639      8.967     12
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.030      0
      12/31/2004     10.030     11.178      0
      12/31/2005     11.178     11.957      2
      12/31/2006     11.957     13.571      4
      12/31/2007     13.571     13.639      5
      12/31/2008     13.639      8.967      3
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.990      0
      12/31/2004      9.990     11.117      1
      12/31/2005     11.117     11.874      2
      12/31/2006     11.874     13.456      2
      12/31/2007     13.456     13.503      2
      12/31/2008     13.503      8.864      2
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.897      0
      12/31/2004      9.897     10.975      5
      12/31/2005     10.975     11.681     17
      12/31/2006     11.681     13.192     16
      12/31/2007     13.192     13.191     16
      12/31/2008     13.191      8.629     10
AZL Van Kampen Mid Cap Growth Fund
OPR 1      1.90%
      12/31/2002        N/A      7.052      1
      12/31/2003      7.052      8.887      8
OPR 2      2.10%
      12/31/2002        N/A      7.029      0
      12/31/2003      7.029      8.840      3
      12/31/2004      8.840     10.494     12
      12/31/2005     10.494     12.078     20
      12/31/2006     12.078     12.917     20
      12/31/2007     12.917     15.454     27
      12/31/2008     15.454      7.790     18
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.840      0
      12/31/2004      8.840     10.494      1
      12/31/2005     10.494     12.078      1
      12/31/2006     12.078     12.917      3
      12/31/2007     12.917     15.454     10
      12/31/2008     15.454      7.790      7
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.805      0
      12/31/2004      8.805     10.436      3
      12/31/2005     10.436     11.994      3
      12/31/2006     11.994     12.808      4
      12/31/2007     12.808     15.300      2
      12/31/2008     15.300      7.701      3
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.723      0
      12/31/2004      8.723     10.303      5
      12/31/2005     10.303     11.800     19
      12/31/2006     11.800     12.556     25
      12/31/2007     12.556     14.946     43
      12/31/2008     14.946      7.497     46
BlackRock Global Allocation V.I. Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A        N/A    N/A
      12/31/2008        N/A      7.882      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A        N/A    N/A
      12/31/2008        N/A      7.882      0

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A        N/A    N/A
      12/31/2008        N/A      7.874      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A        N/A    N/A
      12/31/2008        N/A      7.856      2
Davis VA Financial Portfolio
OPR 1      1.90%
      12/31/2002        N/A      7.510      0
      12/31/2003      7.510      9.738     11
OPR 2      2.10%
      12/31/2002        N/A      7.481      0
      12/31/2003      7.481      9.681      3
      12/31/2004      9.681     10.457      9
      12/31/2005     10.457     11.099      7
      12/31/2006     11.099     12.880      8
      12/31/2007     12.880     11.849      4
      12/31/2008     11.849      6.223      4
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.681      0
      12/31/2004      9.681     10.457      0
      12/31/2005     10.457     11.099      0
      12/31/2006     11.099     12.880      1
      12/31/2007     12.880     11.849      1
      12/31/2008     11.849      6.223      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.638      0
      12/31/2004      9.638     10.396      0
      12/31/2005     10.396     11.017      0
      12/31/2006     11.017     12.766      0
      12/31/2007     12.766     11.726      0
      12/31/2008     11.726      6.149      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.539      0
      12/31/2004      9.539     10.253      0
      12/31/2005     10.253     10.828      9
      12/31/2006     10.828     12.503     19
      12/31/2007     12.503     11.444     12
      12/31/2008     11.444      5.980      9
Davis VA Value Portfolio
OPR 1      1.90%
      12/31/2002        N/A      7.251      0
      12/31/2003      7.251      9.231     27
OPR 2      2.10%
      12/31/2002        N/A      7.223      0
      12/31/2003      7.223      9.177     48
      12/31/2004      9.177     10.094     57
      12/31/2005     10.094     10.818     51
      12/31/2006     10.818     12.183     46
      12/31/2007     12.183     12.482     15
      12/31/2008     12.482      7.293     10
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.177      0
      12/31/2004      9.177     10.094      0
      12/31/2005     10.094     10.818      0
      12/31/2006     10.818     12.183      0
      12/31/2007     12.183     12.482      0
      12/31/2008     12.482      7.293      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.137      0
      12/31/2004      9.137     10.034      0
      12/31/2005     10.034     10.738      0
      12/31/2006     10.738     12.075      0
      12/31/2007     12.075     12.352      0
      12/31/2008     12.352      7.207      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.043      0
      12/31/2004      9.043      9.896      0
      12/31/2005      9.896     10.554      2
      12/31/2006     10.554     11.826      2
      12/31/2007     11.826     12.055      0
      12/31/2008     12.055      7.009      0
Franklin Global Real Estate Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     27.672      0
      12/31/2003     27.672     36.856      6
OPR 2      2.10%
      12/31/2002        N/A     26.920      0
      12/31/2003     26.920     35.783      5
      12/31/2004     35.783     46.180     10
      12/31/2005     46.180     51.316     12
      12/31/2006     51.316     60.597      9
      12/31/2007     60.597     46.953      7
      12/31/2008     46.953     26.486      5
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     35.783      0
      12/31/2004     35.783     46.180      1
      12/31/2005     46.180     51.316      2
      12/31/2006     51.316     60.597      3
      12/31/2007     60.597     46.953      2
      12/31/2008     46.953     26.486      2

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     34.999      0
      12/31/2004     34.999     45.100      0
      12/31/2005     45.100     50.041      2
      12/31/2006     50.041     59.003      2
      12/31/2007     59.003     45.649      2
      12/31/2008     45.649     25.711      1
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     33.235      0
      12/31/2004     33.235     42.676      4
      12/31/2005     42.676     47.187      7
      12/31/2006     47.187     55.444      8
      12/31/2007     55.444     42.745      3
      12/31/2008     42.745     23.991      2
Franklin Growth and Income Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     22.727      0
      12/31/2003     22.727     28.029      6
OPR 2      2.10%
      12/31/2002        N/A     22.031      0
      12/31/2003     22.031     27.116      2
      12/31/2004     27.116     29.369      9
      12/31/2005     29.369     29.771     14
      12/31/2006     29.771     34.039     17
      12/31/2007     34.039     32.092     13
      12/31/2008     32.092     20.380     10
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     27.116      0
      12/31/2004     27.116     29.369      0
      12/31/2005     29.369     29.771      3
      12/31/2006     29.771     34.039      3
      12/31/2007     34.039     32.092      3
      12/31/2008     32.092     20.380      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     26.522      0
      12/31/2004     26.522     28.682      9
      12/31/2005     28.682     29.031      0
      12/31/2006     29.031     33.143      8
      12/31/2007     33.143     31.201      0
      12/31/2008     31.201     19.784      2
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     25.185      0
      12/31/2004     25.185     27.141      4
      12/31/2005     27.141     27.376      9
      12/31/2006     27.376     31.144     11
      12/31/2007     31.144     29.216      6
      12/31/2008     29.216     18.461      4
Franklin High Income Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     15.194      0
      12/31/2003     15.194     19.556     60
OPR 2      2.10%
      12/31/2002        N/A     14.781      0
      12/31/2003     14.781     18.987     11
      12/31/2004     18.987     20.427     16
      12/31/2005     20.427     20.667      7
      12/31/2006     20.667     22.133      9
      12/31/2007     22.133     22.259      4
      12/31/2008     22.259     16.700      3
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     18.987      0
      12/31/2004     18.987     20.427      1
      12/31/2005     20.427     20.667      1
      12/31/2006     20.667     22.133      1
      12/31/2007     22.133     22.259      2
      12/31/2008     22.259     16.700      2
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     18.571      0
      12/31/2004     18.571     19.949      1
      12/31/2005     19.949     20.153      2
      12/31/2006     20.153     21.551      2
      12/31/2007     21.551     21.641      6
      12/31/2008     21.641     16.212      6
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     17.635      0
      12/31/2004     17.635     18.877      3
      12/31/2005     18.877     19.004     10
      12/31/2006     19.004     20.251     10
      12/31/2007     20.251     20.264      7
      12/31/2008     20.264     15.127      7
Franklin Income Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     25.970      0
      12/31/2003     25.970     33.563      6
OPR 2      2.10%
      12/31/2002        N/A     25.264      0
      12/31/2003     25.264     32.586      2
      12/31/2004     32.586     36.327     17
      12/31/2005     36.327     36.145     23
      12/31/2006     36.145     41.852     30
      12/31/2007     41.852     42.517     28
      12/31/2008     42.517     29.285     27
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     32.586      0
      12/31/2004     32.586     36.327      6
      12/31/2005     36.327     36.145      7
      12/31/2006     36.145     41.852     10
      12/31/2007     41.852     42.517     15
      12/31/2008     42.517     29.285     13

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     31.871      0
      12/31/2004     31.871     35.478      0
      12/31/2005     35.478     35.247      4
      12/31/2006     35.247     40.751      3
      12/31/2007     40.751     41.336      5
      12/31/2008     41.336     28.429      5
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     30.265      0
      12/31/2004     30.265     33.571     14
      12/31/2005     33.571     33.237     18
      12/31/2006     33.237     38.293     29
      12/31/2007     38.293     38.706     22
      12/31/2008     38.706     26.527     27
Franklin Large Cap Growth Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     13.408      0
      12/31/2003     13.408     16.701      9
OPR 2      2.10%
      12/31/2002        N/A     13.231      0
      12/31/2003     13.231     16.447      9
      12/31/2004     16.447     17.381     18
      12/31/2005     17.381     17.201     19
      12/31/2006     17.201     18.680     18
      12/31/2007     18.680     19.430     11
      12/31/2008     19.430     12.456     11
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     16.447      0
      12/31/2004     16.447     17.381      0
      12/31/2005     17.381     17.201      6
      12/31/2006     17.201     18.680      6
      12/31/2007     18.680     19.430      5
      12/31/2008     19.430     12.456      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     16.258      0
      12/31/2004     16.258     17.157      2
      12/31/2005     17.157     16.954      5
      12/31/2006     16.954     18.384      5
      12/31/2007     18.384     19.092      3
      12/31/2008     19.092     12.221      2
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     15.828      0
      12/31/2004     15.828     16.644      6
      12/31/2005     16.644     16.389     15
      12/31/2006     16.389     17.710     16
      12/31/2007     17.710     18.328     11
      12/31/2008     18.328     11.691      8
Franklin Rising Dividends Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     23.114      0
      12/31/2003     23.114     28.255     19
OPR 2      2.10%
      12/31/2002        N/A     22.614      0
      12/31/2003     22.614     27.588     10
      12/31/2004     27.588     29.984     25
      12/31/2005     29.984     30.369     23
      12/31/2006     30.369     34.831     21
      12/31/2007     34.831     33.187     15
      12/31/2008     33.187     23.690     14
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     27.588      0
      12/31/2004     27.588     29.984      0
      12/31/2005     29.984     30.369      1
      12/31/2006     30.369     34.831      4
      12/31/2007     34.831     33.187      4
      12/31/2008     33.187     23.690      3
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     27.098      0
      12/31/2004     27.098     29.407      1
      12/31/2005     29.407     29.740      4
      12/31/2006     29.740     34.059      4
      12/31/2007     34.059     32.403      3
      12/31/2008     32.403     23.095      3
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     25.989      0
      12/31/2004     25.989     28.105     14
      12/31/2005     28.105     28.323     26
      12/31/2006     28.323     32.324     25
      12/31/2007     32.324     30.644     20
      12/31/2008     30.644     21.765     18
Franklin Small Cap Value Securities Fund
OPR 1      1.90%
      12/31/2002        N/A      9.330      0
      12/31/2003      9.330     12.095      3
OPR 2      2.10%
      12/31/2002        N/A      9.243      0
      12/31/2003      9.243     11.958      5
      12/31/2004     11.958     14.489     14
      12/31/2005     14.489     15.433     14
      12/31/2006     15.433     17.679     13
      12/31/2007     17.679     16.898     10
      12/31/2008     16.898     11.083      9
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.958      0
      12/31/2004     11.958     14.489      3
      12/31/2005     14.489     15.433      3
      12/31/2006     15.433     17.679      3
      12/31/2007     17.679     16.898      1
      12/31/2008     16.898     11.083      1

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.857      0
      12/31/2004     11.857     14.345      0
      12/31/2005     14.345     15.256      0
      12/31/2006     15.256     17.451      0
      12/31/2007     17.451     16.655      0
      12/31/2008     16.655     10.907      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.624      0
      12/31/2004     11.624     14.014      7
      12/31/2005     14.014     14.852      6
      12/31/2006     14.852     16.929      5
      12/31/2007     16.929     16.100      5
      12/31/2008     16.100     10.507      5
Franklin Small-Mid Cap Growth Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     13.520      0
      12/31/2003     13.520     18.205      5
OPR 2      2.10%
      12/31/2002        N/A     13.327      0
      12/31/2003     13.327     17.910      4
      12/31/2004     17.910     19.549      8
      12/31/2005     19.549     20.061      9
      12/31/2006     20.061     21.353      9
      12/31/2007     21.353     23.257      7
      12/31/2008     23.257     13.095      6
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     17.910      0
      12/31/2004     17.910     19.549      1
      12/31/2005     19.549     20.061      2
      12/31/2006     20.061     21.353      2
      12/31/2007     21.353     23.257      1
      12/31/2008     23.257     13.095      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     17.692      0
      12/31/2004     17.692     19.282      0
      12/31/2005     19.282     19.757      0
      12/31/2006     19.757     20.998      0
      12/31/2007     20.998     22.836      0
      12/31/2008     22.836     12.839      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     17.193      0
      12/31/2004     17.193     18.673      4
      12/31/2005     18.673     19.066      9
      12/31/2006     19.066     20.193      9
      12/31/2007     20.193     21.883      7
      12/31/2008     21.883     12.260      5
Franklin Templeton VIP Founding Funds Allocation Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.214      0
      12/31/2008      9.214      5.786      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.214      0
      12/31/2008      9.214      5.786      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.207      0
      12/31/2008      9.207      5.773      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A      9.191     13
      12/31/2008      9.191      5.743      0
Franklin U.S. Government Fund
OPR 1      1.90%
      12/31/2002        N/A     21.854      0
      12/31/2003     21.854     21.917     14
OPR 2      2.10%
      12/31/2002        N/A     21.197      0
      12/31/2003     21.197     21.216     17
      12/31/2004     21.216     21.496     40
      12/31/2005     21.496     21.557     42
      12/31/2006     21.557     21.958     30
      12/31/2007     21.958     22.919     26
      12/31/2008     22.919     24.145     25
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     21.216      0
      12/31/2004     21.216     21.496      0
      12/31/2005     21.496     21.557      2
      12/31/2006     21.557     21.958      3
      12/31/2007     21.958     22.919      2
      12/31/2008     22.919     24.145      3

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     20.751      0
      12/31/2004     20.751     20.993      3
      12/31/2005     20.993     21.021      4
      12/31/2006     21.021     21.380      2
      12/31/2007     21.380     22.283      3
      12/31/2008     22.283     23.439      6
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     19.705      0
      12/31/2004     19.705     19.865     24
      12/31/2005     19.865     19.822     31
      12/31/2006     19.822     20.090     45
      12/31/2007     20.090     20.865     29
      12/31/2008     20.865     21.871     34
Franklin Zero Coupon Fund 2010
OPR 1      1.90%
      12/31/2002        N/A     32.570      0
      12/31/2003     32.570     33.105      5
OPR 2      2.10%
      12/31/2002        N/A     31.685      0
      12/31/2003     31.685     32.141      1
      12/31/2004     32.141     32.955      4
      12/31/2005     32.955     32.768      2
      12/31/2006     32.768     32.959      2
      12/31/2007     32.959     35.053      2
      12/31/2008     35.053     36.896      2
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     32.141      0
      12/31/2004     32.141     32.955      0
      12/31/2005     32.955     32.768      0
      12/31/2006     32.768     32.959      1
      12/31/2007     32.959     35.053      1
      12/31/2008     35.053     36.896      2
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     31.436      0
      12/31/2004     31.436     32.184      0
      12/31/2005     32.184     31.954      0
      12/31/2006     31.954     32.092      0
      12/31/2007     32.092     34.079      0
      12/31/2008     34.079     35.817      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     29.851      0
      12/31/2004     29.851     30.455      2
      12/31/2005     30.455     30.131     15
      12/31/2006     30.131     30.157     15
      12/31/2007     30.157     31.911     14
      12/31/2008     31.911     33.421     13
Mutual Global Discovery Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     12.761      0
      12/31/2003     12.761     16.151     12
OPR 2      2.10%
      12/31/2002        N/A     12.605      0
      12/31/2003     12.605     15.921     20
      12/31/2004     15.921     18.426     33
      12/31/2005     18.426     20.925     37
      12/31/2006     20.925     25.216     46
      12/31/2007     25.216     27.614     36
      12/31/2008     27.614     19.345     32
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     15.921      0
      12/31/2004     15.921     18.426      2
      12/31/2005     18.426     20.925      3
      12/31/2006     20.925     25.216      4
      12/31/2007     25.216     27.614      9
      12/31/2008     27.614     19.345      9
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     15.752      0
      12/31/2004     15.752     18.202      0
      12/31/2005     18.202     20.640     10
      12/31/2006     20.640     24.835      9
      12/31/2007     24.835     27.156      9
      12/31/2008     27.156     18.995      9
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     15.362      0
      12/31/2004     15.362     17.690      6
      12/31/2005     17.690     19.989     14
      12/31/2006     19.989     23.968     25
      12/31/2007     23.968     26.116     24
      12/31/2008     26.116     18.204     26
Mutual Shares Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     13.168      0
      12/31/2003     13.168     16.170     29
OPR 2      2.10%
      12/31/2002        N/A     13.007      0
      12/31/2003     13.007     15.940     19
      12/31/2004     15.940     17.580     24
      12/31/2005     17.580     19.032     29
      12/31/2006     19.032     22.063     38
      12/31/2007     22.063     22.354     30
      12/31/2008     22.354     13.766     24
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     15.940      0
      12/31/2004     15.940     17.580      0
      12/31/2005     17.580     19.032      3
      12/31/2006     19.032     22.063      4
      12/31/2007     22.063     22.354     11
      12/31/2008     22.354     13.766      8

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     15.770      0
      12/31/2004     15.770     17.366      0
      12/31/2005     17.366     18.773     14
      12/31/2006     18.773     21.730     13
      12/31/2007     21.730     21.983     12
      12/31/2008     21.983     13.517     12
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     15.380      0
      12/31/2004     15.380     16.877      8
      12/31/2005     16.877     18.181     18
      12/31/2006     18.181     20.972     27
      12/31/2007     20.972     21.141     41
      12/31/2008     21.141     12.954     47
OpCap Mid Cap Portfolio
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.962      0
      12/31/2007      9.962     10.460      0
      12/31/2008     10.460      5.974      3
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.962      0
      12/31/2007      9.962     10.460      0
      12/31/2008     10.460      5.974      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.952      0
      12/31/2007      9.952     10.433      0
      12/31/2008     10.433      5.950      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A      9.929      0
      12/31/2007      9.929     10.372      4
      12/31/2008     10.372      5.894      5
Oppenheimer Global Securities Fund/VA
OPR 1      1.90%
      12/31/2002        N/A      6.594      1
      12/31/2003      6.594      9.253     36
OPR 2      2.10%
      12/31/2002        N/A      6.568      0
      12/31/2003      6.568      9.199     20
      12/31/2004      9.199     10.733     43
      12/31/2005     10.733     12.014     40
      12/31/2006     12.014     13.847     35
      12/31/2007     13.847     14.414     17
      12/31/2008     14.414      8.442     16
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.199      0
      12/31/2004      9.199     10.733      1
      12/31/2005     10.733     12.014      2
      12/31/2006     12.014     13.847      2
      12/31/2007     13.847     14.414      2
      12/31/2008     14.414      8.442      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.158      0
      12/31/2004      9.158     10.670      0
      12/31/2005     10.670     11.926      0
      12/31/2006     11.926     13.724      0
      12/31/2007     13.724     14.265      0
      12/31/2008     14.265      8.342      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      9.064      0
      12/31/2004      9.064     10.523     22
      12/31/2005     10.523     11.721     19
      12/31/2006     11.721     13.441     19
      12/31/2007     13.441     13.922     14
      12/31/2008     13.922      8.113     12
Oppenheimer High Income Fund/VA
OPR 1      1.90%
      12/31/2002        N/A      9.045      0
      12/31/2003      9.045     11.001    128
OPR 2      2.10%
      12/31/2002        N/A      9.010      0
      12/31/2003      9.010     10.936      7
      12/31/2004     10.936     11.668     62
      12/31/2005     11.668     11.691     61
      12/31/2006     11.691     12.527     35
      12/31/2007     12.527     12.253      2
      12/31/2008     12.253      2.559    100
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.936      0
      12/31/2004     10.936     11.668      0
      12/31/2005     11.668     11.691      1
      12/31/2006     11.691     12.527      1
      12/31/2007     12.527     12.253      1
      12/31/2008     12.253      2.559      1

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.888      0
      12/31/2004     10.888     11.599      1
      12/31/2005     11.599     11.604      1
      12/31/2006     11.604     12.416      1
      12/31/2007     12.416     12.126      1
      12/31/2008     12.126      2.529      1
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.776      0
      12/31/2004     10.776     11.440      3
      12/31/2005     11.440     11.405      3
      12/31/2006     11.405     12.160      3
      12/31/2007     12.160     11.834      2
      12/31/2008     11.834      2.459      0
Oppenheimer Main Street Fund/VA
OPR 1      1.90%
      12/31/2002        N/A      6.923      2
      12/31/2003      6.923      8.607     59
OPR 2      2.10%
      12/31/2002        N/A      6.896      0
      12/31/2003      6.896      8.557     27
      12/31/2004      8.557      9.171     97
      12/31/2005      9.171      9.518     85
      12/31/2006      9.518     10.721     67
      12/31/2007     10.721     10.961     36
      12/31/2008     10.961      6.604     30
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.557      0
      12/31/2004      8.557      9.171      1
      12/31/2005      9.171      9.518      1
      12/31/2006      9.518     10.721      1
      12/31/2007     10.721     10.961      1
      12/31/2008     10.961      6.604      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.519      0
      12/31/2004      8.519      9.117      1
      12/31/2005      9.117      9.447      1
      12/31/2006      9.447     10.625      1
      12/31/2007     10.625     10.847      1
      12/31/2008     10.847      6.526      1
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.432      0
      12/31/2004      8.432      8.992     11
      12/31/2005      8.992      9.285     15
      12/31/2006      9.285     10.407     14
      12/31/2007     10.407     10.587     14
      12/31/2008     10.587      6.346     13
PIMCO VIT All Asset Portfolio
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.822      6
      12/31/2005     11.822     12.298     11
      12/31/2006     12.298     12.605     18
      12/31/2007     12.605     13.369     14
      12/31/2008     13.369     11.016     14
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.822      0
      12/31/2005     11.822     12.298      0
      12/31/2006     12.298     12.605      1
      12/31/2007     12.605     13.369      1
      12/31/2008     13.369     11.016      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.810      0
      12/31/2005     11.810     12.268      4
      12/31/2006     12.268     12.554      4
      12/31/2007     12.554     13.295      4
      12/31/2008     13.295     10.939      4
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A     11.783      8
      12/31/2005     11.783     12.196     17
      12/31/2006     12.196     12.438     18
      12/31/2007     12.438     13.126     28
      12/31/2008     13.126     10.762     29
PIMCO VIT CommodityRealReturn Strategy Portfolio
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.985      4
      12/31/2006     10.985     10.424      3
      12/31/2007     10.424     12.578      5
      12/31/2008     12.578      6.923      8
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.985      0
      12/31/2006     10.985     10.424      1
      12/31/2007     10.424     12.578      3
      12/31/2008     12.578      6.923      2

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.974      0
      12/31/2006     10.974     10.398      0
      12/31/2007     10.398     12.528      0
      12/31/2008     12.528      6.885      1
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.948     15
      12/31/2006     10.948     10.337     31
      12/31/2007     10.337     12.411     26
      12/31/2008     12.411      6.797     35
PIMCO VIT Emerging Markets Bond Portfolio
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.876      0
      12/31/2006     10.876     11.639      4
      12/31/2007     11.639     12.059      6
      12/31/2008     12.059     10.084      3
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.876      1
      12/31/2006     10.876     11.639      1
      12/31/2007     11.639     12.059      1
      12/31/2008     12.059     10.084      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.865      0
      12/31/2006     10.865     11.610      0
      12/31/2007     11.610     12.011      6
      12/31/2008     12.011     10.029      7
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A     10.840      1
      12/31/2006     10.840     11.542      8
      12/31/2007     11.542     11.899      9
      12/31/2008     11.899      9.901     10
PIMCO VIT Global Bond Portfolio (Unhedged)
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A      9.305      0
      12/31/2006      9.305      9.536      1
      12/31/2007      9.536     10.247     10
      12/31/2008     10.247      9.948      4
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A      9.305      3
      12/31/2006      9.305      9.536      4
      12/31/2007      9.536     10.247      3
      12/31/2008     10.247      9.948      1
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A      9.296      1
      12/31/2006      9.296      9.512      0
      12/31/2007      9.512     10.206      3
      12/31/2008     10.206      9.894      5
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A      9.274      0
      12/31/2006      9.274      9.457     20
      12/31/2007      9.457     10.111     23
      12/31/2008     10.111      9.767     32
PIMCO VIT High Yield Portfolio
OPR 1      1.90%
      12/31/2002        N/A      9.464      0
      12/31/2003      9.464     11.413     20
OPR 2      2.10%
      12/31/2002        N/A      9.427      0
      12/31/2003      9.427     11.346      9
      12/31/2004     11.346     12.172     22
      12/31/2005     12.172     12.411     42
      12/31/2006     12.411     13.261     37
      12/31/2007     13.261     13.440     13
      12/31/2008     13.440     10.062      9
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.346      0
      12/31/2004     11.346     12.172      0
      12/31/2005     12.172     12.411      3
      12/31/2006     12.411     13.261      5
      12/31/2007     13.261     13.440      5
      12/31/2008     13.440     10.062      3

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.296      0
      12/31/2004     11.296     12.100      2
      12/31/2005     12.100     12.320      4
      12/31/2006     12.320     13.143      3
      12/31/2007     13.143     13.300      3
      12/31/2008     13.300      9.942      3
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.180      0
      12/31/2004     11.180     11.934     11
      12/31/2005     11.934     12.108     18
      12/31/2006     12.108     12.872     17
      12/31/2007     12.872     12.980     12
      12/31/2008     12.980      9.669     13
PIMCO VIT Real Return Portfolio
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.481     32
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.467     25
      12/31/2004     10.467     11.163     40
      12/31/2005     11.163     11.161     37
      12/31/2006     11.161     11.008     32
      12/31/2007     11.008     11.927     29
      12/31/2008     11.927     10.855     21
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.467      0
      12/31/2004     10.467     11.163      0
      12/31/2005     11.163     11.161      2
      12/31/2006     11.161     11.008      3
      12/31/2007     11.008     11.927      3
      12/31/2008     11.927     10.855      2
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.456      0
      12/31/2004     10.456     11.135      4
      12/31/2005     11.135     11.116     11
      12/31/2006     11.116     10.947      7
      12/31/2007     10.947     11.844      7
      12/31/2008     11.844     10.763     12
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     10.432      0
      12/31/2004     10.432     11.070     21
      12/31/2005     11.070     11.013     39
      12/31/2006     11.013     10.808     43
      12/31/2007     10.808     11.652     32
      12/31/2008     11.652     10.551     34
PIMCO VIT StocksPLUS Growth and Income Portfolio
OPR 1      1.90%
      12/31/2002        N/A      6.742      0
      12/31/2003      6.742      8.625      1
OPR 2      2.10%
      12/31/2002        N/A      6.716      0
      12/31/2003      6.716      8.574      0
      12/31/2004      8.574      9.303      0
      12/31/2005      9.303      9.428      0
      12/31/2006      9.428     10.608      0
      12/31/2007     10.608     11.098      0
      12/31/2008     11.098      6.235      0
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.574      0
      12/31/2004      8.574      9.303      0
      12/31/2005      9.303      9.428      0
      12/31/2006      9.428     10.608      0
      12/31/2007     10.608     11.098      0
      12/31/2008     11.098      6.235      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.536      0
      12/31/2004      8.536      9.248      0
      12/31/2005      9.248      9.358      0
      12/31/2006      9.358     10.514      0
      12/31/2007     10.514     10.983      0
      12/31/2008     10.983      6.161      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      8.448      0
      12/31/2004      8.448      9.121      1
      12/31/2005      9.121      9.197      3
      12/31/2006      9.197     10.297      2
      12/31/2007     10.297     10.719      2
      12/31/2008     10.719      5.992      1
PIMCO VIT Total Return Portfolio
OPR 1      1.90%
      12/31/2002        N/A     11.380     14
      12/31/2003     11.380     11.730     71
OPR 2      2.10%
      12/31/2002        N/A     11.336      1
      12/31/2003     11.336     11.661     66
      12/31/2004     11.661     11.976     86
      12/31/2005     11.976     12.016     78
      12/31/2006     12.016     12.220     68
      12/31/2007     12.220     13.013     43
      12/31/2008     13.013     13.353     41
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.661      0
      12/31/2004     11.661     11.976      0
      12/31/2005     11.976     12.016      3
      12/31/2006     12.016     12.220      3
      12/31/2007     12.220     13.013      3
      12/31/2008     13.013     13.353      3

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.609      0
      12/31/2004     11.609     11.905      5
      12/31/2005     11.905     11.927      6
      12/31/2006     11.927     12.111      3
      12/31/2007     12.111     12.878      3
      12/31/2008     12.878     13.195      6
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     11.490      0
      12/31/2004     11.490     11.742     11
      12/31/2005     11.742     11.722     42
      12/31/2006     11.722     11.862     41
      12/31/2007     11.862     12.568     35
      12/31/2008     12.568     12.833     38
Seligman Smaller-Cap Value Portfolio
OPR 1      1.90%
      12/31/2002        N/A      9.970      0
      12/31/2003      9.970     14.668     28
OPR 2      2.10%
      12/31/2002        N/A      9.932      0
      12/31/2003      9.932     14.582     18
      12/31/2004     14.582     17.127     24
      12/31/2005     17.127     16.105     24
      12/31/2006     16.105     19.122     23
      12/31/2007     19.122     19.498     19
      12/31/2008     19.498     11.544      9
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     14.582      0
      12/31/2004     14.582     17.127      0
      12/31/2005     17.127     16.105      0
      12/31/2006     16.105     19.122      0
      12/31/2007     19.122     19.498      0
      12/31/2008     19.498     11.544      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     14.518      0
      12/31/2004     14.518     17.026      0
      12/31/2005     17.026     15.986      0
      12/31/2006     15.986     18.952      0
      12/31/2007     18.952     19.296      0
      12/31/2008     19.296     11.407      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     14.369      0
      12/31/2004     14.369     16.792      1
      12/31/2005     16.792     15.711      3
      12/31/2006     15.711     18.562      3
      12/31/2007     18.562     18.832      2
      12/31/2008     18.832     11.094      1
SP International Growth Portfolio
OPR 1      1.90%
      12/31/2002        N/A      4.038      0
      12/31/2003      4.038      5.512     11
OPR 2      2.10%
      12/31/2002        N/A      4.021      0
      12/31/2003      4.021      5.479      4
      12/31/2004      5.479      6.230      8
      12/31/2005      6.230      7.064      6
      12/31/2006      7.064      8.313      6
      12/31/2007      8.313      9.696      3
      12/31/2008      9.696      4.701      1
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      5.479      0
      12/31/2004      5.479      6.230      0
      12/31/2005      6.230      7.064      0
      12/31/2006      7.064      8.313      0
      12/31/2007      8.313      9.696      0
      12/31/2008      9.696      4.701      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      5.454      0
      12/31/2004      5.454      6.192      0
      12/31/2005      6.192      7.011      0
      12/31/2006      7.011      8.238      0
      12/31/2007      8.238      9.594      0
      12/31/2008      9.594      4.644      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      5.396      0
      12/31/2004      5.396      6.105      0
      12/31/2005      6.105      6.888      1
      12/31/2006      6.888      8.066      1
      12/31/2007      8.066      9.360      3
      12/31/2008      9.360      4.515      2
SP Strategic Partners Focused Growth Portfolio
OPR 1      1.90%
      12/31/2002        N/A      4.802      0
      12/31/2003      4.802      5.911      7
OPR 2      2.10%
      12/31/2002        N/A      4.782      0
      12/31/2003      4.782      5.875      2
      12/31/2004      5.875      6.322      3
      12/31/2005      6.322      7.109      4
      12/31/2006      7.109      6.884      5
      12/31/2007      6.884      7.730      4
      12/31/2008      7.730      4.651      4
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      5.875      0
      12/31/2004      5.875      6.322      0
      12/31/2005      6.322      7.109      0
      12/31/2006      7.109      6.884      0
      12/31/2007      6.884      7.730      0
      12/31/2008      7.730      4.651      0

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      5.848      0
      12/31/2004      5.848      6.284      0
      12/31/2005      6.284      7.055      0
      12/31/2006      7.055      6.822      0
      12/31/2007      6.822      7.648      0
      12/31/2008      7.648      4.596      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A      5.786      0
      12/31/2004      5.786      6.195      2
      12/31/2005      6.195      6.932      2
      12/31/2006      6.932      6.679      2
      12/31/2007      6.679      7.462      2
      12/31/2008      7.462      4.468      2
Templeton Foreign Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     13.509      0
      12/31/2003     13.509     17.525      3
OPR 2      2.10%
      12/31/2002        N/A     13.217      0
      12/31/2003     13.217     17.111      6
      12/31/2004     17.111     19.859      8
      12/31/2005     19.859     21.425      7
      12/31/2006     21.425     25.480      8
      12/31/2007     25.480     28.804      3
      12/31/2008     28.804     16.816      3
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     17.111      0
      12/31/2004     17.111     19.859      0
      12/31/2005     19.859     21.425      1
      12/31/2006     21.425     25.480      2
      12/31/2007     25.480     28.804      3
      12/31/2008     28.804     16.816      2
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     16.808      0
      12/31/2004     16.808     19.477      0
      12/31/2005     19.477     20.982      1
      12/31/2006     20.982     24.916      1
      12/31/2007     24.916     28.123      0
      12/31/2008     28.123     16.394      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     16.120      0
      12/31/2004     16.120     18.615      7
      12/31/2005     18.615     19.983     21
      12/31/2006     19.983     23.647     25
      12/31/2007     23.647     26.597     18
      12/31/2008     26.597     15.450     18
Templeton Global Bond Securities Fund
OPR 1      1.90%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
OPR 2      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     28.491      1
      12/31/2008     28.491     29.628      2
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     28.491      0
      12/31/2008     28.491     29.628      0
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     27.721      0
      12/31/2008     27.721     28.784      0
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A        N/A    N/A
      12/31/2004        N/A        N/A    N/A
      12/31/2005        N/A        N/A    N/A
      12/31/2006        N/A        N/A    N/A
      12/31/2007        N/A     26.004      1
      12/31/2008     26.004     26.907      2

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Templeton Growth Securities Fund
OPR 1      1.90%
      12/31/2002        N/A     14.583      0
      12/31/2003     14.583     18.907      5
OPR 2      2.10%
      12/31/2002        N/A     14.328      0
      12/31/2003     14.328     18.539      1
      12/31/2004     18.539     21.062      4
      12/31/2005     21.062     22.454      3
      12/31/2006     22.454     26.784     14
      12/31/2007     26.784     26.840     19
      12/31/2008     26.840     15.158     15
OPR 3      2.10%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     18.539      0
      12/31/2004     18.539     21.062      0
      12/31/2005     21.062     22.454      0
      12/31/2006     22.454     26.784      3
      12/31/2007     26.784     26.840      4
      12/31/2008     26.840     15.158      4
OPR 4      2.25%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     18.269      0
      12/31/2004     18.269     20.724     12
      12/31/2005     20.724     22.060      6
      12/31/2006     22.060     26.274     16
      12/31/2007     26.274     26.289      5
      12/31/2008     26.289     14.825      5
OPR 5      2.60%
      12/31/2002        N/A        N/A    N/A
      12/31/2003        N/A     17.652      0
      12/31/2004     17.652     19.954      3
      12/31/2005     19.954     21.167      7
      12/31/2006     21.167     25.123     14
      12/31/2007     25.123     25.049     18
      12/31/2008     25.049     14.076     20

  The Allianz Opportunity(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009